BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2023
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
...................... 4,132 $ 225,401
Aerojet Rocketdyne Holdings, Inc.
(a)
...... 9,592 538,783
AeroVironment, Inc.
(a)
................ 3,020 276,813
AerSale Corp.
(a)
.................... 2,995 51,574
Archer Aviation, Inc., Class A
(a)
.......... 17,101 48,909
Astra Space, Inc., Class A
(a)
............ 16,705 7,100
Astronics Corp.
(a)
................... 3,107 41,509
Cadre Holdings, Inc. ................. 2,235 48,142
Ducommun, Inc.
(a)
.................. 1,391 76,102
Kaman Corp. ..................... 3,296 75,346
Kratos Defense & Security Solutions, Inc.
(a)
. 15,268 205,813
Maxar Technologies, Inc. .............. 8,938 456,374
Momentus, Inc., Class A
(a)
............. 6,329 3,702
Moog, Inc., Class A ................. 3,432 345,774
National Presto Industries, Inc.
(b)
......... 663 47,796
Park Aerospace Corp. ................ 2,528 34,002
Parsons Corp.
(a)
.................... 4,110 183,881
Redwire Corp.
(a)
.................... 2,246 6,805
Rocket Lab USA, Inc.
(a)(b)
.............. 26,530 107,181
Terran Orbital Corp.
(a)(b)
............... 2,780 5,115
Triumph Group, Inc.
(a)
................ 7,498 86,902
V2X, Inc.
(a)
....................... 1,374 54,575
Virgin Galactic Holdings, Inc.
(a)(b)
......... 29,861 120,937
3,048,536
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)
...... 7,111 148,122
Forward Air Corp. .................. 3,289 354,422
Hub Group, Inc., Class A
(a)
............. 3,885 326,107
Radiant Logistics, Inc.
(a)
.............. 4,387 28,779
857,430
Automobile Components — 1.5%
Adient plc
(a)
....................... 11,512 471,531
American Axle & Manufacturing Holdings, Inc.
(a)
13,276 103,686
Dana, Inc. ........................ 15,524 233,636
Dorman Products, Inc.
(a)
.............. 3,234 278,965
Fox Factory Holding Corp.
(a)
............ 5,114 620,686
Gentherm, Inc.
(a)
................... 4,063 245,486
Goodyear Tire & Rubber Co. (The)
(a)
...... 33,857 373,104
Holley, Inc.
(a)
...................... 5,970 16,358
LCI Industries ..................... 3,042 334,225
Luminar Technologies, Inc., Class A
(a)(b)
.... 30,918 200,658
Modine Manufacturing Co.
(a)
........... 6,092 140,421
Motorcar Parts of America, Inc.
(a)
........ 2,576 19,165
Patrick Industries, Inc. ............... 2,671 183,791
Solid Power, Inc., Class A
(a)(b)
........... 15,289 46,020
Standard Motor Products, Inc. .......... 2,423 89,433
Stoneridge, Inc.
(a)
................... 3,103 58,026
Visteon Corp.
(a)
.................... 3,376 529,458
XPEL, Inc.
(a)(c)
..................... 2,626 178,437
4,123,086
Automobiles — 0.2%
Canoo, Inc., Class A
(a)(b)
.............. 36,466 23,798
Cenntro Electric Group Ltd.
(a)
........... 21,369 9,868
Faraday Future Intelligent Electric, Inc.
(a)(b)
.. 61,395 21,740
Fisker, Inc., Class A
(a)(b)
............... 21,258 130,524
Lordstown Motors Corp., Class A
(a)(b)
...... 18,255 12,105
Mullen Automotive, Inc.
(a)
.............. 122,738 16,115
Winnebago Industries, Inc. ............ 3,648 210,490
Workhorse Group, Inc.
(a)(b)
............. 18,052 24,009
448,649
Security
Shares
Shares Value
Banks — 8.4%
1st Source Corp. ................... 2,055 $ 88,673
ACNB Corp. ...................... 981 31,932
Amalgamated Financial Corp. .......... 2,202 38,953
Amerant Bancorp, Inc., Class A ......... 3,520 76,595
American National Bankshares, Inc. ...... 1,408 44,634
Ameris Bancorp .................... 7,852 287,226
Arrow Financial Corp. ................ 1,823 45,411
Associated Banc-Corp. ............... 18,065 324,809
Atlantic Union Bankshares Corp.
(b)
....... 9,198 322,390
Axos Financial, Inc.
(a)
................ 6,807 251,314
Banc of California, Inc. ............... 6,474 81,119
BancFirst Corp. .................... 2,370 196,947
Bancorp, Inc. (The)
(a)
................ 6,170 171,835
Bank First Corp. ................... 931 68,503
Bank of Marin Bancorp ............... 2,055 44,984
Bank of NT Butterfield & Son Ltd. (The) .... 6,240 168,480
BankUnited, Inc. ................... 9,013 203,514
Bankwell Financial Group, Inc. .......... 654 16,258
Banner Corp.
(b)
.................... 4,086 222,156
Bar Harbor Bankshares .............. 1,956 51,736
BayCom Corp. .................... 1,492 25,483
BCB Bancorp, Inc. .................. 2,193 28,794
Berkshire Hills Bancorp, Inc. ........... 5,072 127,104
Blue Foundry Bancorp
(a)
.............. 3,298 31,397
Blue Ridge Bankshares, Inc.
(b)
.......... 2,069 21,104
Bridgewater Bancshares, Inc.
(a)
......... 2,423 26,265
Brookline Bancorp, Inc. ............... 9,965 104,633
Business First Bancshares, Inc. ......... 3,118 53,411
Byline Bancorp, Inc. ................. 3,175 68,644
Cadence Bank .................... 19,124 397,014
Cambridge Bancorp ................. 824 53,403
Camden National Corp. .............. 1,734 62,754
Capital Bancorp, Inc. ................ 1,075 17,888
Capital City Bank Group, Inc. ........... 1,779 52,143
Capitol Federal Financial, Inc. .......... 15,065 101,387
Capstar Financial Holdings, Inc. ......... 2,443 37,011
Carter Bankshares, Inc.
(a)
............. 3,079 43,106
Cathay General Bancorp .............. 8,454 291,832
Central Pacific Financial Corp. .......... 3,251 58,193
Citizens & Northern Corp.
(b)
............ 1,779 38,035
City Holding Co.
(b)
.................. 1,731 157,313
Civista Bancshares, Inc. .............. 1,975 33,338
CNB Financial Corp. ................. 2,429 46,637
Coastal Financial Corp.
(a)
............. 1,325 47,713
Colony Bankcorp, Inc.
(b)
.............. 1,900 19,380
Columbia Financial, Inc.
(a)(b)
............ 4,393 80,304
Community Bank System, Inc.
(b)
......... 6,039 316,987
Community Trust Bancorp, Inc. ......... 2,021 76,697
ConnectOne Bancorp, Inc. ............ 4,740 83,803
CrossFirst Bankshares, Inc.
(a)
........... 5,614 58,835
Customers Bancorp, Inc.
(a)
............. 3,518 65,153
CVB Financial Corp.
(b)
................ 15,419 257,189
Dime Community Bancshares, Inc.
(b)
...... 3,957 89,903
Eagle Bancorp, Inc. ................. 3,599 120,459
Eastern Bankshares, Inc. ............. 18,893 238,430
Enterprise Bancorp, Inc. .............. 1,148 36,116
Enterprise Financial Services Corp.
(b)
..... 4,266 190,221
Equity Bancshares, Inc., Class A
(b)
....... 1,826 44,500
Esquire Financial Holdings, Inc. ......... 1,006 39,335
Farmers & Merchants Bancorp, Inc.
(b)
..... 1,698 41,295
Farmers National Banc Corp.
(b)
.......... 4,586 57,967
FB Financial Corp. .................. 4,477 139,145
Financial Institutions, Inc. ............. 1,836 35,398
First Bancorp
(b)
.................... 4,466 158,632
First BanCorp ..................... 20,904 238,724

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Banks (continued)
First Bancorp, Inc. (The) .............. 1,391 $ 36,013
First Bancshares, Inc. (The) ............ 3,027 78,187
First Bank
(b)
....................... 2,185 22,069
First Busey Corp. ................... 6,319 128,529
First Business Financial Services, Inc. ..... 1,154 35,209
First Commonwealth Financial Corp. ...... 11,304 140,509
First Community Bankshares, Inc. ....... 1,979 49,574
First Financial Bancorp ............... 10,809 235,312
First Financial Bankshares, Inc.
(b)
........ 15,886 506,763
First Financial Corp. ................. 1,440 53,971
First Foundation, Inc. ................ 6,329 47,151
First Guaranty Bancshares, Inc. ......... 704 11,032
First Internet Bancorp ................ 1,022 17,016
First Interstate BancSystem, Inc., Class A
(b)
. 11,026 329,236
First Merchants Corp.
(b)
............... 6,988 230,255
First Mid Bancshares, Inc.
(b)
............ 2,433 66,226
First of Long Island Corp. (The) ......... 2,616 35,316
First Western Financial, Inc.
(a)(b)
......... 917 18,157
Five Star Bancorp .................. 1,483 31,647
Flushing Financial Corp. .............. 3,731 55,555
Fulton Financial Corp. ................ 19,607 270,969
FVCBankcorp, Inc.
(a)(b)
............... 1,733 18,456
German American Bancorp, Inc.
(b)
........ 3,516 117,329
Glacier Bancorp, Inc.
(b)
............... 13,600 571,336
Great Southern Bancorp, Inc. ........... 1,246 63,147
Greene County Bancorp, Inc. ........... 786 17,827
Guaranty Bancshares, Inc.
(b)
........... 1,095 30,518
Hancock Whitney Corp. .............. 10,311 375,320
Hanmi Financial Corp. ............... 3,597 66,796
HarborOne Bancorp, Inc. ............. 5,296 64,611
HBT Financial, Inc. .................. 1,397 27,549
Heartland Financial USA, Inc. .......... 5,004 191,953
Heritage Commerce Corp. ............. 7,407 61,700
Heritage Financial Corp. .............. 4,119 88,147
Hilltop Holdings, Inc. ................. 6,199 183,924
Hingham Institution for Savings (The) ..... 194 45,287
Home Bancorp, Inc. ................. 792 26,160
Home BancShares, Inc. .............. 22,816 495,335
HomeStreet, Inc. ................... 2,077 37,365
HomeTrust Bancshares, Inc.
(b)
.......... 1,769 43,500
Hope Bancorp, Inc. ................. 13,842 135,928
Horizon Bancorp, Inc. ................ 5,134 56,782
Independent Bank Corp. .............. 7,839 395,057
Independent Bank Group, Inc.
(b)
......... 4,268 197,822
International Bancshares Corp. ......... 6,643 284,453
John Marshall Bancorp, Inc.
(b)
.......... 1,610 34,776
Kearny Financial Corp. ............... 7,196 58,432
Lakeland Bancorp, Inc. ............... 7,789 121,820
Lakeland Financial Corp.
(b)
............ 2,815 176,332
Live Oak Bancshares, Inc. ............. 3,997 97,407
Luther Burbank Corp. ................ 1,727 16,372
Macatawa Bank Corp.
(b)
.............. 3,277 33,491
Mercantile Bank Corp. ............... 2,049 62,658
Metrocity Bankshares, Inc. ............ 2,420 41,358
Metropolitan Bank Holding Corp.
(a)
....... 1,255 42,532
Mid Penn Bancorp, Inc. ............... 1,833 46,943
Midland States Bancorp, Inc. ........... 2,729 58,455
MidWestOne Financial Group, Inc. ....... 1,893 46,227
MVB Financial Corp.
(b)
............... 1,269 26,192
National Bank Holdings Corp., Class A .... 3,603 120,556
NBT Bancorp, Inc. .................. 4,818 162,415
Nicolet Bankshares, Inc.
(a)
............. 1,485 93,629
Northeast Bank .................... 780 26,255
Northfield Bancorp, Inc. .............. 5,107 60,161
Northwest Bancshares, Inc. ............ 14,187 170,670
Security
Shares
Shares Value
Banks (continued)
OceanFirst Financial Corp. ............ 7,176 $ 132,613
OFG Bancorp ..................... 5,564 138,766
Old National Bancorp ................ 35,914 517,880
Old Second Bancorp, Inc. ............. 5,507 77,428
Origin Bancorp, Inc. ................. 2,773 89,152
Orrstown Financial Services, Inc. ........ 1,383 27,466
Pacific Premier Bancorp, Inc. ........... 10,317 247,814
Park National Corp.
(b)
................ 1,727 204,770
Parke Bancorp, Inc. ................. 1,173 20,856
Pathward Financial, Inc. .............. 3,282 136,170
PCB Bancorp ..................... 1,351 19,576
Peapack-Gladstone Financial Corp. ...... 2,078 61,550
Peoples Bancorp, Inc.
(b)
.............. 3,497 90,048
Peoples Financial Services Corp. ........ 912 39,535
Pioneer Bancorp, Inc.
(a)
............... 1,483 14,622
Preferred Bank .................... 1,161 63,634
Premier Financial Corp. .............. 4,296 89,056
Primis Financial Corp. ................ 3,336 32,126
Provident Bancorp, Inc. ............... 1,591 10,882
Provident Financial Services, Inc.
(b)
....... 8,845 169,647
QCR Holdings, Inc. ................. 1,964 86,239
RBB Bancorp ..................... 2,075 32,163
Red River Bancshares, Inc.
(b)
........... 655 31,512
Renasant Corp.
(b)
................... 6,498 198,709
Republic Bancorp, Inc., Class A ......... 1,050 44,552
Republic First Bancorp, Inc.
(a)(b)
......... 5,329 7,247
S&T Bancorp, Inc. .................. 3,944 124,039
Sandy Spring Bancorp, Inc.
(b)
........... 5,362 139,305
Seacoast Banking Corp. of Florida
(b)
...... 8,098 191,923
ServisFirst Bancshares, Inc.
(b)
.......... 6,024 329,091
Shore Bancshares, Inc. ............... 2,531 36,143
Sierra Bancorp .................... 1,907 32,839
Simmons First National Corp., Class A .... 14,164 247,728
SmartFinancial, Inc.
(b)
................ 1,999 46,257
South Plains Financial, Inc.
(b)
........... 1,349 28,882
Southern First Bancshares, Inc.
(a)
........ 985 30,240
Southern Missouri Bancorp, Inc. ......... 992 37,111
Southside Bancshares, Inc. ............ 3,717 123,404
SouthState Corp. ................... 9,138 651,174
Stellar Bancorp, Inc.
(b)
................ 5,481 134,887
Sterling Bancorp, Inc.
(a)
............... 1,988 11,252
Stock Yards Bancorp, Inc.
(b)
............ 3,455 190,509
Summit Financial Group, Inc. ........... 1,531 31,768
Texas Capital Bancshares, Inc.
(a)
........ 6,041 295,767
Third Coast Bancshares, Inc.
(a)
.......... 1,961 30,807
Tompkins Financial Corp.
(b)
............ 1,632 108,055
Towne Bank ...................... 8,415 224,260
TriCo Bancshares .................. 3,865 160,745
Triumph Financial, Inc.
(a)
.............. 2,670 155,020
TrustCo Bank Corp. ................. 2,175 69,470
Trustmark Corp. ................... 7,317 180,730
UMB Financial Corp. ................ 5,361 309,437
United Bankshares, Inc. .............. 15,822 556,934
United Community Banks, Inc. .......... 12,802 359,992
Unity Bancorp, Inc. .................. 817 18,636
Univest Financial Corp. ............... 3,673 87,197
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 1,251 12,372
Valley National Bancorp .............. 52,384 484,028
Veritex Holdings, Inc. ................ 5,521 100,814
Washington Federal, Inc. .............. 7,854 236,563
Washington Trust Bancorp, Inc.
(b)
........ 2,172 75,282
WesBanco, Inc.
(b)
................... 7,039 216,097
West BanCorp, Inc.
(b)
................ 2,084 38,075
Westamerica BanCorp ............... 3,052 135,204

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Banks (continued)
WSFS Financial Corp. ............... 7,195 $ 270,604
23,638,877
Beverages — 0.6%
Celsius Holdings, Inc.
(a)
............... 6,756 627,903
Coca-Cola Consolidated, Inc. ........... 579 309,811
Duckhorn Portfolio, Inc. (The)
(a)
......... 5,314 84,493
MGP Ingredients, Inc.
(b)
............... 1,707 165,101
National Beverage Corp.
(a)
............. 2,933 154,628
Primo Water Corp. .................. 19,047 292,371
Vintage Wine Estates, Inc.
(a)
........... 3,760 4,023
Vita Coco Co., Inc. (The)
(a)(b)
........... 3,237 63,510
1,701,840
Biotechnology — 6.6%
(a)
2seventy bio, Inc. ................... 4,340 44,268
4D Molecular Therapeutics, Inc. ......... 3,563 61,248
Aadi Bioscience, Inc. ................ 1,681 12,170
Absci Corp.
(b)
..................... 6,346 11,106
ACADIA Pharmaceuticals, Inc. .......... 14,786 278,273
Acrivon Therapeutics, Inc. ............. 1,049 13,312
Adicet Bio, Inc. .................... 3,229 18,599
ADMA Biologics, Inc. ................ 25,367 83,965
Aerovate Therapeutics, Inc. ............ 1,066 21,501
Affimed NV ....................... 17,247 12,859
Agenus, Inc. ...................... 35,292 53,644
Agios Pharmaceuticals, Inc. ............ 6,738 154,772
Akero Therapeutics, Inc. .............. 4,183 160,042
Alector, Inc. ...................... 7,656 47,391
Alkermes plc ...................... 19,807 558,359
Allogene Therapeutics, Inc. ............ 9,252 45,705
Allovir, Inc. ....................... 3,659 14,416
Alpine Immune Sciences, Inc. .......... 2,266 17,494
ALX Oncology Holdings, Inc. ........... 2,617 11,829
Amicus Therapeutics, Inc. ............. 33,475 371,238
AnaptysBio, Inc.
(b)
.................. 2,588 56,315
Anavex Life Sciences Corp.
(b)
........... 8,432 72,262
Anika Therapeutics, Inc. .............. 1,826 52,443
Apellis Pharmaceuticals, Inc. ........... 11,342 748,118
Arbutus Biopharma Corp.
(b)
............ 12,537 37,987
Arcellx, Inc. ....................... 3,744 115,353
Arcturus Therapeutics Holdings, Inc. ...... 3,027 72,557
Arcus Biosciences, Inc. ............... 6,257 114,128
Arcutis Biotherapeutics, Inc. ........... 4,802 52,822
Arrowhead Pharmaceuticals, Inc.
(b)
....... 12,373 314,274
Atara Biotherapeutics, Inc. ............. 10,470 30,363
Aura Biosciences, Inc. ............... 2,934 27,228
Aurinia Pharmaceuticals, Inc. ........... 15,573 170,680
Avid Bioservices, Inc. ................ 7,426 139,312
Avidity Biosciences, Inc. .............. 7,909 121,403
Beam Therapeutics, Inc.
(b)
............. 7,675 235,009
BioCryst Pharmaceuticals, Inc. .......... 22,672 189,084
Biohaven Ltd.
(b)
.................... 7,602 103,843
Bioxcel Therapeutics, Inc. ............. 2,186 40,791
Bluebird Bio, Inc. ................... 12,488 39,712
Blueprint Medicines Corp.
(b)
............ 7,189 323,433
Bridgebio Pharma, Inc. ............... 13,183 218,574
C4 Therapeutics, Inc.
(b)
............... 5,036 15,813
CareDx, Inc. ...................... 5,969 54,557
Caribou Biosciences, Inc. ............. 6,657 35,349
Catalyst Pharmaceuticals, Inc. .......... 11,958 198,264
Celldex Therapeutics, Inc. ............. 5,598 201,416
Celularity, Inc., Class A ............... 7,955 4,930
Century Therapeutics, Inc. ............. 2,259 7,839
Cerevel Therapeutics Holdings, Inc. ...... 6,907 168,462
Chimerix, Inc. ..................... 8,662 10,914
Security
Shares
Shares Value
Biotechnology (continued)
Chinook Therapeutics, Inc. ............ 6,185 $ 143,183
Cogent Biosciences, Inc. .............. 7,540 81,357
Coherus Biosciences, Inc. ............. 8,697 59,487
Crinetics Pharmaceuticals, Inc. ......... 6,577 105,627
CTI BioPharma Corp. ................ 12,113 50,875
Cullinan Oncology, Inc. ............... 3,673 37,575
Cytokinetics, Inc. ................... 9,875 347,501
Day One Biopharmaceuticals, Inc.
(b)
...... 3,183 42,557
Deciphera Pharmaceuticals, Inc. ........ 6,260 96,717
Denali Therapeutics, Inc. .............. 13,344 307,446
Design Therapeutics, Inc. ............. 3,934 22,699
Dynavax Technologies Corp. ........... 14,468 141,931
Dyne Therapeutics, Inc. .............. 3,731 42,981
Eagle Pharmaceuticals, Inc. ........... 1,204 34,157
Editas Medicine, Inc. ................ 8,673 62,879
Eiger BioPharmaceuticals, Inc. .......... 5,579 5,004
Emergent BioSolutions, Inc. ............ 6,258 64,833
Enanta Pharmaceuticals, Inc. ........... 2,510 101,504
Enochian Biosciences, Inc. ............ 2,462 2,253
EQRx, Inc. ....................... 23,778 46,129
Erasca, Inc. ...................... 7,360 22,154
Fate Therapeutics, Inc. ............... 10,282 58,607
FibroGen, Inc. ..................... 10,569 197,218
Foghorn Therapeutics, Inc. ............ 2,367 14,675
Gelesis Holdings, Inc. ................ 4,032 656
Generation Bio Co. ................. 6,557 28,195
Geron Corp. ...................... 51,860 112,536
Gossamer Bio, Inc. ................. 7,420 9,349
GreenLight Biosciences Holdings PBC .... 8,731 3,775
Halozyme Therapeutics, Inc.
(b)
.......... 16,215 619,251
Heron Therapeutics, Inc.
(b)
............. 12,272 18,531
HilleVax, Inc. ...................... 2,104 34,779
Humacyte, Inc. .................... 7,148 22,087
Icosavax, Inc. ..................... 2,838 16,460
Ideaya Biosciences, Inc. .............. 5,317 73,002
IGM Biosciences, Inc.
(b)
............... 1,388 19,071
ImmunityBio, Inc.
(b)
.................. 10,379 18,890
ImmunoGen, Inc. ................... 25,295 97,133
Immunovant, Inc. ................... 5,340 82,823
Inhibrx, Inc. ....................... 3,937 74,291
Inovio Pharmaceuticals, Inc. ........... 29,256 23,990
Insmed, Inc.
(b)
..................... 16,218 276,517
Instil Bio, Inc.
(b)
.................... 8,078 5,338
Intellia Therapeutics, Inc. ............. 10,201 380,191
Intercept Pharmaceuticals, Inc. ......... 2,996 40,236
Invivyd, Inc. ...................... 6,297 7,556
Iovance Biotherapeutics, Inc. ........... 18,334 112,021
Ironwood Pharmaceuticals, Inc., Class A ... 16,643 175,084
iTeos Therapeutics, Inc. .............. 2,794 38,026
IVERIC bio, Inc. .................... 16,702 406,360
Janux Therapeutics, Inc. .............. 2,217 26,826
Jounce Therapeutics, Inc. ............. 6,506 12,036
KalVista Pharmaceuticals, Inc. .......... 2,926 22,998
Karuna Therapeutics, Inc. ............. 3,905 709,304
Karyopharm Therapeutics, Inc. .......... 8,835 34,368
Keros Therapeutics, Inc. .............. 2,312 98,722
Kezar Life Sciences, Inc.
(b)
............. 5,958 18,649
Kiniksa Pharmaceuticals Ltd., Class A ..... 3,556 38,263
Kinnate Biopharma, Inc.
(b)
............. 3,835 23,969
Kodiak Sciences, Inc. ................ 3,902 24,192
Kronos Bio, Inc. .................... 4,977 7,266
Krystal Biotech, Inc. ................. 2,624 210,077
Kura Oncology, Inc. ................. 7,824 95,688
Kymera Therapeutics, Inc. ............. 4,507 133,542
Lexicon Pharmaceuticals, Inc. .......... 9,537 23,175

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Biotechnology (continued)
Lyell Immunopharma, Inc.
(b)
............ 21,226 $ 50,093
MacroGenics, Inc. .................. 7,026 50,376
Madrigal Pharmaceuticals, Inc. .......... 1,564 378,895
MannKind Corp. ................... 30,804 126,296
MeiraGTx Holdings plc ............... 3,584 18,529
Mersana Therapeutics, Inc. ............ 11,225 46,135
MiMedx Group, Inc. ................. 13,148 44,835
Mineralys Therapeutics, Inc. ........... 1,466 22,958
Mirum Pharmaceuticals, Inc. ........... 2,218 53,276
Monte Rosa Therapeutics, Inc.
(b)
......... 3,184 24,803
Morphic Holding, Inc. ................ 3,240 121,954
Myriad Genetics, Inc. ................ 9,883 229,582
Nkarta, Inc. ....................... 3,764 13,362
Nurix Therapeutics, Inc. .............. 5,686 50,492
Nuvalent, Inc., Class A
(b)
.............. 2,422 63,190
Ocugen, Inc. ...................... 25,521 21,772
Organogenesis Holdings, Inc., Class A .... 8,338 17,760
Outlook Therapeutics, Inc.
(b)
............ 15,384 16,769
Pardes Biosciences, Inc.
(b)
............. 3,290 4,343
PepGen, Inc. ...................... 1,781 21,782
PMV Pharmaceuticals, Inc. ............ 4,276 20,397
Point Biopharma Global, Inc.
(b)
.......... 10,207 74,205
Praxis Precision Medicines, Inc. ......... 4,493 3,635
Precigen, Inc. ..................... 12,127 12,855
Prime Medicine, Inc.
(b)
................ 1,159 14,256
Prometheus Biosciences, Inc. .......... 4,231 454,071
Protagonist Therapeutics, Inc. .......... 5,859 134,757
Prothena Corp. plc .................. 4,741 229,796
PTC Therapeutics, Inc. ............... 8,617 417,407
Rallybio Corp.
(b)
.................... 1,949 11,129
RAPT Therapeutics, Inc. .............. 3,769 69,161
Recursion Pharmaceuticals, Inc., Class A
(b)
. 16,333 108,941
REGENXBIO, Inc. .................. 4,706 88,990
Relay Therapeutics, Inc. .............. 10,233 168,538
Replimune Group, Inc. ............... 5,655 99,867
REVOLUTION Medicines, Inc. .......... 10,567 228,881
Rigel Pharmaceuticals, Inc. ............ 19,837 26,185
Rocket Pharmaceuticals, Inc. ........... 6,925 118,625
Sage Therapeutics, Inc.
(b)
............. 6,246 262,082
Sana Biotechnology, Inc.
(b)
............. 10,271 33,586
Sangamo Therapeutics, Inc. ........... 15,688 27,611
Seres Therapeutics, Inc. .............. 8,243 46,738
SpringWorks Therapeutics, Inc. ......... 4,389 112,973
Stoke Therapeutics, Inc. .............. 2,933 24,432
Sutro Biopharma, Inc. ................ 6,952 32,118
Syndax Pharmaceuticals, Inc. .......... 7,290 153,965
Talaris Therapeutics, Inc. ............. 3,504 6,588
Tango Therapeutics, Inc. .............. 5,414 21,385
Tenaya Therapeutics, Inc.
(b)
............ 4,077 11,619
TG Therapeutics, Inc. ................ 16,255 244,475
Travere Therapeutics, Inc. ............. 7,679 172,701
Twist Bioscience Corp. ............... 6,684 100,795
Tyra Biosciences, Inc. ................ 1,546 24,844
Vanda Pharmaceuticals, Inc. ........... 6,350 43,117
Vaxart, Inc.
(b)
...................... 16,621 12,577
Vaxcyte, Inc. ...................... 8,781 329,112
VBI Vaccines, Inc.
(b)
................. 20,556 6,228
Vera Therapeutics, Inc., Class A ......... 2,851 22,124
Veracyte, Inc. ..................... 8,787 195,950
Vericel Corp. ...................... 5,794 169,880
Verve Therapeutics, Inc. .............. 5,766 83,146
Vir Biotechnology, Inc. ............... 8,786 204,450
Viridian Therapeutics, Inc. ............. 4,517 114,912
VistaGen Therapeutics, Inc.
(b)
........... 15,364 1,916
Xencor, Inc. ...................... 6,923 193,082
Security
Shares
Shares Value
Biotechnology (continued)
Y-mAbs Therapeutics, Inc. ............. 4,220 $ 21,142
Zentalis Pharmaceuticals, Inc. .......... 5,556 95,563
18,658,007
Broadline Retail — 0.1%
1stdibs.com, Inc.
(a)
.................. 2,479 9,842
Big Lots, Inc.
(b)
..................... 3,538 38,777
ContextLogic, Inc., Class A
(a)
........... 66,075 29,456
Dillard's, Inc., Class A ................ 474 145,840
Groupon, Inc.
(a)
.................... 2,639 11,110
Qurate Retail, Inc.
(a)(b)
................ 44,337 43,796
278,821
Building Products — 1.4%
AAON, Inc. ....................... 5,364 518,645
American Woodmark Corp.
(a)
........... 2,082 108,410
Apogee Enterprises, Inc. .............. 2,776 120,062
AZZ, Inc. ........................ 3,072 126,689
Caesarstone Ltd. ................... 3,158 13,043
CSW Industrials, Inc. ................ 1,764 245,073
Gibraltar Industries, Inc.
(a)
............. 3,703 179,595
Griffon Corp.
(b)
..................... 5,610 179,576
Insteel Industries, Inc. ................ 2,323 64,626
Janus International Group, Inc.
(a)
........ 10,312 101,676
JELD-WEN Holding, Inc.
(a)
............. 10,009 126,714
Masonite International Corp.
(a)
.......... 2,692 244,353
PGT Innovations, Inc.
(a)
............... 6,929 173,987
Quanex Building Products Corp. ......... 4,145 89,242
Resideo Technologies, Inc.
(a)
........... 17,714 323,812
Simpson Manufacturing Co., Inc. ........ 5,191 569,141
UFP Industries, Inc. ................. 7,233 574,807
View, Inc., Class A
(a)(b)
................ 14,440 7,220
Zurn Elkay Water Solutions Corp. ........ 14,939 319,097
4,085,768
Capital Markets — 1.7%
Artisan Partners Asset Management, Inc.,
Class A
(b)
...................... 7,297 233,358
AssetMark Financial Holdings, Inc.
(a)
...... 2,606 81,959
Associated Capital Group, Inc., Class A .... 283 10,457
Avantax, Inc.
(a)
..................... 5,684 149,603
B Riley Financial, Inc.
(b)
............... 2,441 69,300
Bakkt Holdings, Inc., Class A
(a)(b)
......... 6,599 11,350
BGC Partners, Inc., Class A ............ 39,144 204,723
Brightsphere Investment Group, Inc.
(b)
..... 3,811 89,863
Cohen & Steers, Inc.
(b)
............... 3,103 198,468
Diamond Hill Investment Group, Inc. ...... 356 58,590
Donnelley Financial Solutions, Inc.
(a)
...... 3,012 123,070
Federated Hermes, Inc., Class B ........ 10,331 414,686
Focus Financial Partners, Inc., Class A
(a)
... 6,947 360,341
GCM Grosvenor, Inc., Class A .......... 5,090 39,753
Hamilton Lane, Inc., Class A ........... 4,389 324,698
Houlihan Lokey, Inc., Class A
(b)
.......... 6,192 541,738
MarketWise, Inc., Class A
(a)
............ 2,080 3,848
Moelis & Co., Class A
(b)
............... 7,778 298,986
Open Lending Corp., Class A
(a)
.......... 13,404 94,364
Oppenheimer Holdings, Inc., Class A ...... 1,058 41,421
Perella Weinberg Partners, Class A ....... 4,526 41,187
Piper Sandler Cos. .................. 2,137 296,210
PJT Partners, Inc., Class A ............ 2,869 207,113
Sculptor Capital Management, Inc., Class A
(b)
3,484 29,997
Silvercrest Asset Management Group, Inc.,
Class A ....................... 1,151 20,925
Star Holdings
(a)
.................... 1,552 26,998
StepStone Group, Inc., Class A ......... 6,722 163,143
StoneX Group, Inc.
(a)
................ 2,179 225,592

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Capital Markets (continued)
Value Line, Inc. .................... 105 $ 5,075
Victory Capital Holdings, Inc., Class A ..... 1,915 56,052
Virtus Investment Partners, Inc. ......... 858 163,355
WisdomTree, Inc. ................... 15,487 90,754
4,676,977
Chemicals — 2.2%
AdvanSix, Inc. ..................... 3,233 123,727
American Vanguard Corp. ............. 3,269 71,526
Amyris, Inc.
(a)(b)
.................... 23,386 31,805
Aspen Aerogels, Inc.
(a)
............... 6,090 45,370
Avient Corp. ...................... 11,014 453,336
Balchem Corp.
(b)
................... 3,893 492,387
Cabot Corp.
(b)
..................... 6,704 513,795
Chase Corp. ...................... 874 91,534
Danimer Scientific, Inc., Class A
(a)(b)
....... 10,436 36,004
Diversey Holdings Ltd.
(a)
.............. 9,073 73,401
Ecovyst, Inc.
(a)
..................... 10,241 113,163
FutureFuel Corp. ................... 3,620 26,716
Hawkins, Inc. ..................... 2,418 105,860
HB Fuller Co. ..................... 6,511 445,678
Ingevity Corp.
(a)(b)
................... 4,551 325,488
Innospec, Inc. ..................... 3,005 308,523
Intrepid Potash, Inc.
(a)
................ 1,251 34,528
Koppers Holdings, Inc. ............... 2,456 85,886
Kronos Worldwide, Inc.
(b)
.............. 2,412 22,214
Livent Corp.
(a)(b)
.................... 19,480 423,106
LSB Industries, Inc.
(a)
................ 8,785 90,749
Mativ Holdings, Inc.
(b)
................ 6,590 141,487
Minerals Technologies, Inc. ............ 3,904 235,880
Origin Materials, Inc., Class A
(a)(b)
........ 12,352 52,743
Orion Engineered Carbons SA .......... 7,543 196,797
Perimeter Solutions SA
(a)(b)
............ 14,098 113,912
PureCycle Technologies, Inc.
(a)(b)
......... 13,460 94,220
Quaker Chemical Corp.
(b)
............. 1,663 329,191
Rayonier Advanced Materials, Inc.
(a)
...... 7,618 47,765
Sensient Technologies Corp. ........... 5,074 388,465
Stepan Co. ....................... 2,636 271,587
Trinseo plc
(b)
...................... 4,198 87,528
Tronox Holdings plc
(b)
................ 14,435 207,575
Valhi, Inc. ........................ 267 4,648
6,086,594
Commercial Services & Supplies — 1.5%
ABM Industries, Inc. ................. 7,978 358,531
ACCO Brands Corp. ................. 11,547 61,430
ACV Auctions, Inc., Class A
(a)
........... 14,659 189,248
Aris Water Solutions, Inc., Class A
(b)
...... 2,712 21,126
Brady Corp., Class A ................ 5,599 300,834
BrightView Holdings, Inc.
(a)
............ 4,961 27,881
Brink's Co. (The) ................... 5,542 370,206
Casella Waste Systems, Inc., Class A
(a)(b)
... 6,014 497,117
Cimpress plc
(a)
..................... 2,118 92,811
CoreCivic, Inc.
(a)
................... 13,531 124,485
Deluxe Corp. ...................... 5,120 81,920
Ennis, Inc. ....................... 3,242 68,374
GEO Group, Inc. (The)
(a)(b)
............. 13,996 110,428
Harsco Corp.
(a)(b)
................... 9,462 64,625
Healthcare Services Group, Inc.
(b)
........ 8,913 123,623
Heritage-Crystal Clean, Inc.
(a)
........... 1,791 63,778
HNI Corp. ........................ 4,904 136,527
Interface, Inc. ..................... 7,046 57,214
KAR Auction Services, Inc.
(a)
........... 12,992 177,731
Kimball International, Inc., Class B ....... 5,009 62,112
Li-Cycle Holdings Corp.
(a)
............. 16,550 93,177
Liquidity Services, Inc.
(a)(b)
............. 3,183 41,920
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Matthews International Corp., Class A ..... 3,699 $ 133,386
MillerKnoll, Inc. .................... 9,101 186,115
Montrose Environmental Group, Inc.
(a)
..... 3,306 117,925
NL Industries, Inc. .................. 1,159 7,024
Pitney Bowes, Inc. .................. 15,420 59,984
Quad/Graphics, Inc., Class A
(a)
.......... 4,043 17,344
SP Plus Corp.
(a)
.................... 2,418 82,913
Steelcase, Inc., Class A .............. 10,547 88,806
UniFirst Corp. ..................... 1,832 322,853
Viad Corp.
(a)
...................... 2,488 51,850
VSE Corp. ....................... 1,237 55,541
4,248,839
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. .............. 9,198 145,880
Aviat Networks, Inc.
(a)
................ 794 27,361
Calix, Inc.
(a)(b)
...................... 7,002 375,237
Cambium Networks Corp.
(a)
............ 1,625 28,795
Casa Systems, Inc.
(a)
................ 5,265 6,687
Clearfield, Inc.
(a)
.................... 1,548 72,106
CommScope Holding Co., Inc.
(a)
......... 24,644 156,982
Comtech Telecommunications Corp. ...... 2,940 36,691
Digi International, Inc.
(a)(b)
............. 4,205 141,625
DZS, Inc.
(a)
....................... 2,131 16,814
Extreme Networks, Inc.
(a)
.............. 15,328 293,071
Harmonic, Inc.
(a)
.................... 11,229 163,831
Infinera Corp.
(a)
.................... 23,621 183,299
Inseego Corp.
(a)(b)
................... 10,555 6,147
NETGEAR, Inc.
(a)
................... 3,336 61,749
NetScout Systems, Inc.
(a)
............. 8,315 238,225
Ondas Holdings, Inc.
(a)(b)
.............. 3,968 4,286
Ribbon Communications, Inc.
(a)
......... 8,519 29,135
Viavi Solutions, Inc.
(a)
................ 27,581 298,702
2,286,623
Construction & Engineering — 1.7%
Ameresco, Inc., Class A
(a)
............. 3,818 187,922
API Group Corp.
(a)
.................. 25,106 564,383
Arcosa, Inc. ...................... 5,942 375,000
Argan, Inc. ....................... 1,627 65,845
Comfort Systems USA, Inc. ............ 4,281 624,855
Concrete Pumping Holdings, Inc.
(a)
....... 3,668 24,942
Construction Partners, Inc., Class A
(a)
..... 4,697 126,537
Dycom Industries, Inc.
(a)
.............. 3,498 327,588
EMCOR Group, Inc.
(b)
................ 5,751 935,055
Fluor Corp.
(a)
...................... 17,150 530,106
Granite Construction, Inc.
(b)
............ 5,320 218,546
Great Lakes Dredge & Dock Corp.
(a)
...... 7,801 42,359
IES Holdings, Inc.
(a)
................. 1,037 44,684
MYR Group, Inc.
(a)
.................. 2,002 252,272
Northwest Pipe Co.
(a)
................ 1,286 40,162
Primoris Services Corp. .............. 6,380 157,331
Sterling Infrastructure, Inc.
(a)
........... 3,626 137,353
Tutor Perini Corp.
(a)
................. 4,815 29,708
4,684,648
Construction Materials — 0.2%
Summit Materials, Inc., Class A
(a)(b)
....... 14,363 409,202
United States Lime & Minerals, Inc. ....... 276 42,142
451,344
Consumer Finance — 0.7%
Atlanticus Holdings Corp.
(a)
............ 508 13,782
Bread Financial Holdings, Inc. .......... 3,398 103,028
Consumer Portfolio Services, Inc.
(a)
....... 839 8,969
Curo Group Holdings Corp. ............ 2,603 4,503
Encore Capital Group, Inc.
(a)
........... 2,764 139,444

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Consumer Finance (continued)
Enova International, Inc.
(a)
............. 3,675 $ 163,280
EZCORP, Inc., Class A
(a)
.............. 6,480 55,728
FirstCash Holdings, Inc.
(b)
............. 4,587 437,462
Green Dot Corp., Class A
(a)
............ 5,435 93,373
LendingClub Corp.
(a)
................. 13,060 94,163
LendingTree, Inc.
(a)
.................. 1,218 32,472
Moneylion, Inc., Class A
(a)(b)
............ 16,779 9,527
Navient Corp. ..................... 12,372 197,828
Nelnet, Inc., Class A
(b)
................ 1,791 164,575
NerdWallet, Inc., Class A
(a)
............. 2,974 48,119
Oportun Financial Corp.
(a)
............. 3,406 13,147
OppFi, Inc., Class A
(a)
................ 2,409 4,939
PRA Group, Inc.
(a)
.................. 4,717 183,774
PROG Holdings, Inc.
(a)
............... 6,316 150,258
Regional Management Corp. ........... 939 24,499
Sunlight Financial Holdings, Inc.
(a)
........ 2,822 881
World Acceptance Corp.
(a)(b)
............ 439 36,564
1,980,315
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................ 3,887 160,611
Chefs' Warehouse, Inc. (The)
(a)
......... 4,255 144,883
HF Foods Group, Inc.
(a)
............... 5,136 20,133
Ingles Markets, Inc., Class A ........... 1,713 151,943
Natural Grocers by Vitamin Cottage, Inc. ... 1,096 12,878
PriceSmart, Inc. .................... 3,155 225,519
Rite Aid Corp.
(a)
.................... 6,391 14,316
SpartanNash Co. ................... 4,315 107,012
Sprouts Farmers Market, Inc.
(a)
.......... 12,851 450,171
United Natural Foods, Inc.
(a)
............ 7,144 188,244
Village Super Market, Inc., Class A ....... 1,200 27,456
Weis Markets, Inc.
(b)
................. 1,962 166,123
1,669,289
Containers & Packaging — 0.3%
Cryptyde, Inc.
(a)
.................... 2,130 177
Greif, Inc., Class A .................. 3,088 195,687
Greif, Inc., Class B
(b)
................. 626 47,901
Myers Industries, Inc. ................ 4,293 91,999
O-I Glass, Inc.
(a)
.................... 19,004 431,581
Pactiv Evergreen, Inc. ............... 5,271 42,168
Ranpak Holdings Corp., Class A
(a)
....... 5,649 29,488
TriMas Corp. ...................... 5,219 145,401
984,402
Distributors — 0.0%
Funko, Inc., Class A
(a)
................ 3,716 35,042
Weyco Group, Inc. .................. 685 17,330
52,372
Diversified Consumer Services — 1.0%
2U, Inc.
(a)
........................ 9,551 65,424
Adtalem Global Education, Inc.
(a)
........ 5,430 209,707
American Public Education, Inc.
(a)(b)
....... 2,291 12,417
Beachbody Co., Inc. (The), Class A
(a)
..... 12,151 5,859
Carriage Services, Inc. ............... 1,563 47,703
Chegg, Inc.
(a)(b)
.................... 15,385 250,775
Coursera, Inc.
(a)
.................... 13,786 158,815
Duolingo, Inc., Class A
(a)
.............. 2,915 415,650
European Wax Center, Inc., Class A
(b)
..... 2,908 55,252
Frontdoor, Inc.
(a)
.................... 9,968 277,908
Graham Holdings Co., Class B .......... 442 263,361
Laureate Education, Inc. .............. 16,312 191,829
Nerdy, Inc., Class A
(a)
................ 6,292 26,301
OneSpaWorld Holdings Ltd.
(a)
.......... 7,705 92,383
Perdoceo Education Corp.
(a)
........... 7,926 106,446
Rover Group, Inc., Class A
(a)(b)
.......... 10,766 48,770
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Strategic Education, Inc.
(b)
............. 2,783 $ 249,997
Stride, Inc.
(a)
...................... 5,107 200,450
Udemy, Inc.
(a)
..................... 8,963 79,143
Universal Technical Institute, Inc.
(a)
....... 3,761 27,756
WW International, Inc.
(a)
.............. 6,282 25,882
2,811,828
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............. 8,768 165,803
American Assets Trust, Inc. ............ 6,047 112,414
Armada Hoffler Properties, Inc.
(b)
........ 7,903 93,334
Broadstone Net Lease, Inc.
(b)
........... 21,035 357,805
CTO Realty Growth, Inc. .............. 2,802 48,363
Empire State Realty Trust, Inc., Class A
(b)
... 15,604 101,270
Essential Properties Realty Trust, Inc. ..... 16,926 420,611
Gladstone Commercial Corp. ........... 4,695 59,298
Global Net Lease, Inc. ............... 12,558 161,496
iStar, Inc.
(b)
....................... 4,901 143,928
One Liberty Properties, Inc.
(b)
........... 1,961 44,966
1,709,288
Diversified Telecommunication Services — 0.7%
Anterix, Inc.
(a)
..................... 2,179 71,994
ATN International, Inc.
(b)
.............. 1,274 52,132
Bandwidth, Inc., Class A
(a)
............. 2,694 40,949
Charge Enterprises, Inc.
(a)
............. 16,803 18,483
Cogent Communications Holdings, Inc. .... 5,174 329,687
Consolidated Communications Holdings, Inc.
(a)
8,625 22,253
EchoStar Corp., Class A
(a)
............. 3,994 73,050
Globalstar, Inc.
(a)
................... 83,309 96,639
IDT Corp., Class B
(a)
................. 2,017 68,739
Iridium Communications, Inc. ........... 15,212 942,079
Liberty Latin America Ltd., Class A
(a)
...... 5,114 42,498
Liberty Latin America Ltd., Class C
(a)
...... 17,759 146,689
Ooma, Inc.
(a)
...................... 2,827 35,366
Radius Global Infrastructure, Inc.
(a)
....... 9,092 133,380
2,073,938
Electric Utilities — 0.8%
ALLETE, Inc.
(b)
.................... 6,950 447,372
MGE Energy, Inc. ................... 4,450 345,632
Otter Tail Corp.
(b)
................... 5,020 362,795
PNM Resources, Inc. ................ 10,274 500,138
Portland General Electric Co.
(b)
.......... 10,828 529,381
Via Renewables, Inc., Class A .......... 416 7,646
2,192,964
Electrical Equipment — 1.5%
Allied Motion Technologies, Inc. ......... 1,738 67,174
Array Technologies, Inc.
(a)(b)
............ 18,360 401,717
Atkore, Inc.
(a)(b)
..................... 4,775 670,792
Babcock & Wilcox Enterprises, Inc.
(a)
...... 6,886 41,729
Blink Charging Co.
(a)(b)
................ 5,417 46,857
Bloom Energy Corp., Class A
(a)(b)
........ 21,763 433,737
Encore Wire Corp. .................. 2,171 402,351
Energy Vault Holdings, Inc.
(a)
........... 10,157 21,736
EnerSys ......................... 4,995 433,966
Enovix Corp.
(a)
..................... 13,159 196,201
ESS Tech, Inc.
(a)
................... 9,365 13,017
Fluence Energy, Inc., Class A
(a)
......... 4,654 94,244
FTC Solar, Inc.
(a)(b)
.................. 4,852 10,917
FuelCell Energy, Inc.
(a)(b)
.............. 49,332 140,596
GrafTech International Ltd.
(b)
........... 22,819 110,900
Heliogen, Inc.
(a)
.................... 10,628 2,553
NEXTracker, Inc., Class A
(a)
............ 3,737 135,504
NuScale Power Corp., Class A
(a)
......... 3,513 31,933
Powell Industries, Inc. ................ 1,029 43,825

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Electrical Equipment (continued)
Preformed Line Products Co. ........... 290 $ 37,132
Shoals Technologies Group, Inc., Class A
(a)(b)
19,804 451,333
Stem, Inc.
(a)(b)
..................... 17,311 98,153
SunPower Corp.
(a)
.................. 9,700 134,248
Thermon Group Holdings, Inc.
(a)
......... 3,965 98,808
TPI Composites, Inc.
(a)
............... 4,261 55,606
Vicor Corp.
(a)(b)
..................... 2,726 127,958
4,302,987
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(a)(b)
................. 2,594 22,308
Advanced Energy Industries, Inc.
(b)
....... 4,562 447,076
Aeva Technologies, Inc.
(a)
............. 9,944 11,833
AEye, Inc., Class A
(a)
................ 13,098 4,123
Akoustis Technologies, Inc.
(a)
........... 9,072 27,942
Arlo Technologies, Inc.
(a)
.............. 9,839 59,624
Badger Meter, Inc. .................. 3,554 432,948
Belden, Inc. ...................... 5,158 447,560
Benchmark Electronics, Inc. ........... 4,169 98,764
Cepton, Inc.
(a)(b)
.................... 6,078 2,823
CTS Corp.
(b)
...................... 3,872 191,509
ePlus, Inc.
(a)
...................... 3,255 159,625
Evolv Technologies Holdings, Inc.
(a)(b)
..... 9,759 30,448
Fabrinet
(a)
........................ 4,450 528,482
FARO Technologies, Inc.
(a)
............. 2,195 54,019
Focus Universal, Inc.
(a)
............... 3,082 7,705
Identiv, Inc.
(a)
...................... 2,497 15,332
Insight Enterprises, Inc.
(a)
............. 3,840 548,966
Itron, Inc.
(a)
....................... 5,415 300,262
Kimball Electronics, Inc.
(a)
............. 3,092 74,517
Knowles Corp.
(a)
................... 10,757 182,869
Lightwave Logic, Inc.
(a)(b)
.............. 14,442 75,532
Methode Electronics, Inc.
(b)
............ 4,365 191,536
MicroVision, Inc.
(a)(b)
................. 18,888 50,431
Mirion Technologies, Inc., Class A
(a)
...... 17,031 145,445
Napco Security Technologies, Inc.
(a)
...... 3,672 137,994
nLight, Inc.
(a)
...................... 5,074 51,653
Novanta, Inc.
(a)(b)
................... 4,311 685,837
OSI Systems, Inc.
(a)
................. 1,991 203,799
Ouster, Inc., Class A
(a)
................ 37,468 31,349
PAR Technology Corp.
(a)(b)
............. 3,328 113,019
PC Connection, Inc. ................. 1,428 64,203
Plexus Corp.
(a)
..................... 3,284 320,420
Rogers Corp.
(a)
.................... 2,245 366,900
Sanmina Corp.
(a)
................... 6,938 423,149
ScanSource, Inc.
(a)
.................. 3,029 92,203
SmartRent, Inc., Class A
(a)
............. 13,815 35,228
TTM Technologies, Inc.
(a)(b)
............ 12,341 166,480
Vishay Intertechnology, Inc.
(b)
........... 15,722 355,632
Vishay Precision Group, Inc.
(a)
.......... 1,433 59,842
7,219,387
Energy Equipment & Services — 2.0%
Archrock, Inc. ..................... 16,767 163,814
Borr Drilling Ltd.
(a)
.................. 24,863 188,461
Bristow Group, Inc.
(a)
................ 2,784 62,362
Cactus, Inc., Class A ................ 7,577 312,400
ChampionX Corp. .................. 24,342 660,398
Diamond Offshore Drilling, Inc.
(a)(b)
....... 12,591 151,596
DMC Global, Inc.
(a)
.................. 2,255 49,542
Dril-Quip, Inc.
(a)
.................... 4,147 118,977
Expro Group Holdings NV
(a)
............ 10,518 193,110
Helix Energy Solutions Group, Inc.
(a)
...... 17,374 134,475
Helmerich & Payne, Inc.
(b)
............. 12,519 447,554
Liberty Energy, Inc., Class A ........... 16,670 213,543
Nabors Industries Ltd.
(a)
.............. 1,116 136,052
Security
Shares
Shares Value
Energy Equipment & Services (continued)
National Energy Services Reunited Corp.
(a)
. 4,567 $ 24,022
Newpark Resources, Inc.
(a)
............ 11,420 43,967
NexTier Oilfield Solutions, Inc.
(a)
......... 21,318 169,478
Noble Corp. plc
(a)
................... 10,282 405,831
Oceaneering International, Inc.
(a)
........ 12,263 216,197
Oil States International, Inc.
(a)
........... 7,905 65,849
Patterson-UTI Energy, Inc. ............ 25,520 298,584
ProFrac Holding Corp., Class A
(a)
........ 2,833 35,894
ProPetro Holding Corp.
(a)
.............. 10,668 76,703
RPC, Inc.
(b)
....................... 9,195 70,710
Select Energy Services, Inc., Class A ..... 9,038 62,904
Solaris Oilfield Infrastructure, Inc., Class A .. 4,262 36,397
TETRA Technologies, Inc.
(a)
............ 14,638 38,791
Tidewater, Inc.
(a)
................... 5,751 253,504
US Silica Holdings, Inc.
(a)
............. 8,832 105,454
Valaris Ltd.
(a)
...................... 7,386 480,533
Weatherford International plc
(a)
.......... 8,529 506,196
5,723,298
Entertainment — 0.4%
Cinemark Holdings, Inc.
(a)
............. 13,036 192,803
IMAX Corp.
(a)
..................... 5,497 105,433
Liberty Media Corp.-Liberty Braves, Class A
(a)(b)
1,365 47,202
Liberty Media Corp.-Liberty Braves, Class C
(a)
4,554 153,424
Lions Gate Entertainment Corp., Class A
(a)(b)
. 6,947 76,903
Lions Gate Entertainment Corp., Class B
(a)
.. 13,753 142,756
Madison Square Garden Entertainment Corp.
(a)
3,241 191,446
Marcus Corp. (The)
(b)
................ 3,200 51,200
Playstudios, Inc., Class A
(a)
............ 9,200 33,948
Reservoir Media, Inc.
(a)
............... 2,375 15,485
Skillz, Inc., Class A
(a)(b)
............... 35,481 21,047
Vivid Seats, Inc., Class A
(a)
............ 2,872 21,913
1,053,560
Financial Services — 1.8%
Alerus Financial Corp. ............... 1,846 29,628
A-Mark Precious Metals, Inc.
(b)
.......... 2,322 80,457
AvidXchange Holdings, Inc.
(a)
........... 17,986 140,291
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 3,701 64,323
Cannae Holdings, Inc.
(a)
.............. 8,692 175,405
Cantaloupe, Inc.
(a)
.................. 6,923 39,461
Cass Information Systems, Inc. ......... 1,674 72,501
Compass Diversified Holdings .......... 7,408 141,345
Enact Holdings, Inc. ................. 3,488 79,736
Essent Group Ltd. .................. 12,727 509,716
EVERTEC, Inc. .................... 7,467 252,011
Federal Agricultural Mortgage Corp., Class C 1,076 143,312
Finance of America Cos., Inc., Class A
(a)
... 6,243 7,741
Flywire Corp.
(a)
.................... 7,000 205,520
Home Point Capital, Inc. .............. 965 1,862
I3 Verticals, Inc., Class A
(a)
............. 2,624 64,367
International Money Express, Inc.
(a)
....... 3,685 94,999
Jackson Financial, Inc., Class A ......... 9,153 342,414
Marqeta, Inc., Class A
(a)
.............. 52,458 239,733
Merchants Bancorp ................. 1,980 51,559
MoneyGram International, Inc.
(a)
......... 11,564 120,497
Mr Cooper Group, Inc.
(a)
.............. 8,474 347,180
NMI Holdings, Inc., Class A
(a)
........... 10,038 224,149
Payoneer Global, Inc.
(a)
............... 26,327 165,334
Paysafe Ltd.
(a)
..................... 3,272 56,507
PennyMac Financial Services, Inc.
(b)
...... 3,336 198,859
Priority Technology Holdings, Inc.
(a)
....... 1,951 7,004
Radian Group, Inc. .................. 18,946 418,707
Remitly Global, Inc.
(a)(b)
............... 12,521 212,231
Repay Holdings Corp., Class A
(a)
........ 10,324 67,829

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Financial Services (continued)
StoneCo Ltd., Class A
(a)
.............. 33,098 $ 315,755
SWK Holdings Corp.
(a)
............... 413 7,376
Velocity Financial, Inc.
(a)(b)
............. 1,023 9,238
Walker & Dunlop, Inc. ................ 3,703 282,057
Waterstone Financial, Inc. ............. 2,445 36,993
5,206,097
Food Products — 1.2%
Alico, Inc.
(b)
....................... 728 17,618
AppHarvest, Inc.
(a)
.................. 10,474 6,413
B&G Foods, Inc.
(b)
.................. 8,285 128,666
Benson Hill, Inc.
(a)(b)
................. 19,877 22,858
Beyond Meat, Inc.
(a)
................. 7,668 124,452
BRC, Inc., Class A
(a)
................. 2,980 15,317
Calavo Growers, Inc. ................ 2,114 60,820
Cal-Maine Foods, Inc. ................ 4,569 278,206
Fresh Del Monte Produce, Inc. .......... 3,854 116,044
Hain Celestial Group, Inc. (The)
(a)
........ 11,083 190,073
Hostess Brands, Inc., Class A
(a)(b)
........ 16,074 399,921
J & J Snack Foods Corp.
(b)
............ 1,819 269,612
John B Sanfilippo & Son, Inc. ........... 1,123 108,841
Lancaster Colony Corp.
(b)
............. 2,378 482,449
Lifecore Biomedical, Inc.
(a)
............. 2,746 10,366
Local Bounti Corp.
(a)
................. 8,760 6,983
Mission Produce, Inc.
(a)
............... 4,978 55,306
Seneca Foods Corp., Class A
(a)
......... 591 30,892
Simply Good Foods Co. (The)
(a)
......... 10,741 427,170
Sovos Brands, Inc.
(a)
................. 4,375 72,975
SunOpta, Inc.
(a)
.................... 12,090 93,093
Tattooed Chef, Inc., Class A
(a)(b)
......... 6,776 9,622
Tootsie Roll Industries, Inc. ............ 1,953 87,704
TreeHouse Foods, Inc.
(a)
.............. 6,092 307,220
Utz Brands, Inc., Class A
(b)
............ 7,743 127,527
Vital Farms, Inc.
(a)
.................. 3,731 57,084
VZS Enterprises, Inc.
(a)(d)
.............. 703 —
Whole Earth Brands, Inc., Class A
(a)
...... 4,458 11,412
3,518,644
Gas Utilities — 1.1%
Brookfield Infrastructure Corp., Class A .... 11,959 550,832
Chesapeake Utilities Corp. ............ 2,038 260,844
New Jersey Resources Corp.
(b)
......... 11,738 624,462
Northwest Natural Holding Co. .......... 4,324 205,649
ONE Gas, Inc.
(b)
.................... 6,510 515,787
Southwest Gas Holdings, Inc. .......... 8,131 507,781
Spire, Inc. ........................ 6,125 429,607
3,094,962
Ground Transportation — 0.7%
ArcBest Corp. ..................... 2,942 271,900
Bird Global, Inc., Class A
(a)
............ 19,902 5,571
Covenant Logistics Group, Inc., Class A .... 1,100 38,962
Daseke, Inc.
(a)
..................... 5,022 38,820
Heartland Express, Inc. ............... 5,885 93,689
Marten Transport Ltd. ................ 7,258 152,055
PAM Transportation Services, Inc.
(a)
...... 707 20,241
Saia, Inc.
(a)
....................... 3,210 873,377
TuSimple Holdings, Inc., Class A
(a)(b)
...... 16,245 23,880
Universal Logistics Holdings, Inc. ........ 814 23,728
Werner Enterprises, Inc.
(b)
............. 7,717 351,046
1,893,269
Health Care Equipment & Supplies — 3.9%
Alphatec Holdings, Inc.
(a)
.............. 9,005 140,478
AngioDynamics, Inc.
(a)
............... 4,358 45,062
Artivion, Inc.
(a)
..................... 4,519 59,199
AtriCure, Inc.
(a)
.................... 5,554 230,213
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Atrion Corp. ...................... 159 $ 99,838
Avanos Medical, Inc.
(a)
............... 5,472 162,737
AxoGen, Inc.
(a)
..................... 4,664 44,075
Axonics, Inc.
(a)
..................... 6,011 327,960
Bioventus, Inc., Class A
(a)
............. 3,968 4,246
Butterfly Network, Inc., Class A
(a)(b)
....... 16,148 30,358
Cardiovascular Systems, Inc.
(a)
.......... 4,687 93,084
Cerus Corp.
(a)
..................... 20,119 59,753
CONMED Corp.
(b)
.................. 3,560 369,742
Cue Health, Inc.
(a)(b)
................. 12,510 22,768
Cutera, Inc.
(a)
..................... 2,055 48,539
Embecta Corp.
(b)
................... 6,937 195,068
Figs, Inc., Class A
(a)
................. 16,006 99,077
Glaukos Corp.
(a)
.................... 5,535 277,303
Haemonetics Corp.
(a)
................ 6,122 506,595
Heska Corp.
(a)
..................... 1,143 111,580
Inari Medical, Inc.
(a)(b)
................ 5,830 359,944
Inogen, Inc.
(a)
..................... 2,708 33,796
Inspire Medical Systems, Inc.
(a)
......... 3,465 811,053
Integer Holdings Corp.
(a)
.............. 4,054 314,185
iRadimed Corp. .................... 994 39,114
iRhythm Technologies, Inc.
(a)
........... 3,638 451,221
Lantheus Holdings, Inc.
(a)
............. 8,336 688,220
LeMaitre Vascular, Inc. ............... 2,344 120,646
LivaNova plc
(a)
..................... 6,506 283,531
Merit Medical Systems, Inc.
(a)
........... 6,773 500,863
Mesa Laboratories, Inc.
(b)
............. 604 105,537
Nano-X Imaging Ltd.
(a)(b)
.............. 5,600 32,312
Neogen Corp.
(a)(b)
................... 26,489 490,576
Nevro Corp.
(a)
..................... 4,159 150,348
NuVasive, Inc.
(a)
.................... 6,373 263,269
Omnicell, Inc.
(a)
.................... 5,453 319,928
OraSure Technologies, Inc.
(a)
........... 8,485 51,334
Orthofix Medical, Inc.
(a)
............... 4,464 74,772
OrthoPediatrics Corp.
(a)
............... 1,759 77,906
Outset Medical, Inc.
(a)(b)
............... 5,979 110,014
Owlet, Inc., Class A
(a)
................ 3,855 1,251
Paragon 28, Inc.
(a)
.................. 5,782 98,699
PROCEPT BioRobotics Corp.
(a)
......... 3,160 89,744
Pulmonx Corp.
(a)
................... 3,970 44,385
RxSight, Inc.
(a)
..................... 2,740 45,703
Senseonics Holdings, Inc.
(a)
............ 57,601 40,897
Shockwave Medical, Inc.
(a)
............. 4,329 938,657
SI-BONE, Inc.
(a)
.................... 4,296 84,502
Sight Sciences, Inc.
(a)
................ 2,527 22,086
Silk Road Medical, Inc.
(a)
.............. 4,497 175,968
STAAR Surgical Co.
(a)
................ 5,796 370,654
Surmodics, Inc.
(a)
................... 1,606 36,585
Tactile Systems Technology, Inc.
(a)
....... 2,289 37,585
TransMedics Group, Inc.
(a)
............. 3,725 282,094
Treace Medical Concepts, Inc.
(a)
......... 4,457 112,272
UFP Technologies, Inc.
(a)
.............. 859 111,533
Utah Medical Products, Inc. ............ 455 43,120
Varex Imaging Corp.
(a)
............... 4,501 81,873
Vicarious Surgical, Inc., Class A
(a)(b)
....... 6,333 14,376
ViewRay, Inc.
(a)
.................... 17,061 59,031
Zimvie, Inc.
(a)
...................... 2,416 17,468
Zynex, Inc.
(a)
...................... 2,352 28,224
10,942,951
Health Care Providers & Services — 2.5%
23andMe Holding Co., Class A
(a)(b)
....... 30,482 69,499
Accolade, Inc.
(a)
.................... 7,977 114,709
AdaptHealth Corp.
(a)
................. 8,805 109,446
Addus HomeCare Corp.
(a)
............. 1,865 199,107
Agiliti, Inc.
(a)
...................... 3,163 50,545

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Health Care Providers & Services (continued)
AirSculpt Technologies, Inc.
(b)
........... 1,033 $ 5,206
Alignment Healthcare, Inc.
(a)
........... 11,815 75,143
AMN Healthcare Services, Inc.
(a)
......... 5,233 434,130
Apollo Medical Holdings, Inc.
(a)
.......... 4,599 167,726
ATI Physical Therapy, Inc., Class A
(a)
...... 8,685 2,208
Aveanna Healthcare Holdings, Inc.
(a)
...... 3,955 4,113
Brookdale Senior Living, Inc.
(a)
.......... 22,076 65,124
Cano Health, Inc., Class A
(a)
............ 19,705 17,932
CareMax, Inc., Class A
(a)(b)
............. 6,923 18,484
Castle Biosciences, Inc.
(a)
............. 3,023 68,683
Clover Health Investments Corp., Class A
(a)(b)
44,296 37,435
Community Health Systems, Inc.
(a)
....... 14,812 72,579
CorVel Corp.
(a)
..................... 1,059 201,507
Cross Country Healthcare, Inc.
(a)
........ 4,470 99,770
DocGo, Inc.
(a)
..................... 10,587 91,578
Ensign Group, Inc. (The)
(b)
............. 6,486 619,672
Fulgent Genetics, Inc.
(a)
.............. 2,569 80,204
GeneDx Holdings Corp., Class A
(a)
....... 42,143 15,382
HealthEquity, Inc.
(a)
.................. 9,993 586,689
Hims & Hers Health, Inc., Class A
(a)
....... 15,185 150,635
Innovage Holding Corp.
(a)(b)
............ 2,186 17,444
Invitae Corp.
(a)(b)
.................... 30,072 40,597
Joint Corp. (The)
(a)
.................. 1,617 27,214
LifeStance Health Group, Inc.
(a)(b)
........ 8,381 62,271
ModivCare, Inc.
(a)
................... 1,556 130,829
National HealthCare Corp.
(b)
........... 1,502 87,221
National Research Corp. .............. 1,725 75,055
NeoGenomics, Inc.
(a)
................ 15,084 262,612
Oncology Institute, Inc. (The)
(a)
.......... 3,965 2,688
OPKO Health, Inc.
(a)
................. 48,843 71,311
Option Care Health, Inc.
(a)
............. 20,160 640,483
Owens & Minor, Inc.
(a)(b)
............... 9,071 131,983
P3 Health Partners, Inc., Class A
(a)
....... 2,953 3,130
Patterson Cos., Inc. ................. 10,653 285,181
Pediatrix Medical Group, Inc.
(a)
.......... 9,976 148,742
Pennant Group, Inc. (The)
(a)
............ 3,082 44,011
PetIQ, Inc., Class A
(a)
................ 3,149 36,025
Privia Health Group, Inc.
(a)(b)
............ 6,253 172,645
Progyny, Inc.
(a)
..................... 9,090 291,971
R1 RCM, Inc.
(a)
.................... 17,986 269,790
RadNet, Inc.
(a)
..................... 5,992 149,980
Select Medical Holdings Corp.
(b)
......... 12,576 325,090
Surgery Partners, Inc.
(a)
.............. 6,426 221,504
US Physical Therapy, Inc.
(b)
............ 1,542 150,977
7,006,260
Health Care REITs — 0.6%
CareTrust REIT, Inc.
(b)
................ 11,898 232,963
Community Healthcare Trust, Inc. ........ 2,851 104,347
Diversified Healthcare Trust ............ 27,473 37,089
Global Medical REIT, Inc. ............. 7,385 67,277
LTC Properties, Inc.
(b)
................ 4,742 166,587
National Health Investors, Inc.
(b)
......... 5,037 259,808
Physicians Realty Trust
(b)
............. 27,895 416,472
Sabra Health Care REIT, Inc. ........... 28,293 325,370
Universal Health Realty Income Trust ..... 1,613 77,601
1,687,514
Health Care Technology — 0.5%
American Well Corp., Class A
(a)
......... 28,979 68,390
Babylon Holdings Ltd., Class A
(a)(b)
....... 505 2,570
Computer Programs & Systems, Inc.
(a)
..... 1,729 52,216
Evolent Health, Inc., Class A
(a)
.......... 10,044 325,928
Health Catalyst, Inc.
(a)
................ 6,886 80,360
HealthStream, Inc.
(a)
................. 2,970 80,487
Multiplan Corp., Class A
(a)
............. 47,109 49,935
Security
Shares
Shares Value
Health Care Technology (continued)
NextGen Healthcare, Inc.
(a)
............ 6,963 $ 121,226
Nutex Health, Inc.
(a)
................. 30,168 30,470
OptimizeRx Corp.
(a)
................. 2,300 33,649
Pear Therapeutics, Inc., Class A
(a)
........ 8,172 2,084
Phreesia, Inc.
(a)
.................... 6,029 194,676
Schrodinger, Inc.
(a)
.................. 6,576 173,146
Sharecare, Inc., Class A
(a)(b)
............ 35,153 49,917
Simulations Plus, Inc. ................ 1,835 80,630
Veradigm, Inc.
(a)
.................... 12,773 166,688
1,512,372
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. ............ 26,019 403,815
Ashford Hospitality Trust, Inc.
(a)
......... 3,994 12,821
Braemar Hotels & Resorts, Inc. ......... 8,632 33,320
Chatham Lodging Trust
(b)
............. 5,768 60,506
DiamondRock Hospitality Co. ........... 25,503 207,340
Hersha Hospitality Trust, Class A ........ 3,817 25,650
Pebblebrook Hotel Trust
(b)
............. 16,077 225,721
RLJ Lodging Trust .................. 19,532 207,039
Ryman Hospitality Properties, Inc. ....... 6,551 587,821
Service Properties Trust .............. 19,168 190,913
Summit Hotel Properties, Inc. ........... 12,452 87,164
Sunstone Hotel Investors, Inc.
(b)
......... 25,600 252,928
Xenia Hotels & Resorts, Inc. ........... 13,641 178,561
2,473,599
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment, Inc., Class A
(a)
...... 6,784 61,802
Bally's Corp.
(a)
..................... 4,278 83,507
Biglari Holdings, Inc., Class B
(a)
......... 67 11,336
BJ's Restaurants, Inc.
(a)
............... 2,685 78,241
Bloomin' Brands, Inc. ................ 10,444 267,889
Bluegreen Vacations Holding Corp. ....... 1,428 39,099
Bowlero Corp., Class A
(a)
.............. 3,489 59,139
Brinker International, Inc.
(a)
............ 5,311 201,818
Century Casinos, Inc.
(a)
............... 3,716 27,238
Cheesecake Factory, Inc. (The)
(b)
........ 5,863 205,498
Chuy's Holdings, Inc.
(a)
............... 2,210 79,228
Cracker Barrel Old Country Store, Inc. ..... 2,648 300,813
Dave & Buster's Entertainment, Inc.
(a)(b)
.... 5,156 189,689
Denny's Corp.
(a)
.................... 6,672 74,460
Dine Brands Global, Inc. .............. 1,833 123,984
El Pollo Loco Holdings, Inc.
(b)
........... 2,076 19,909
Everi Holdings, Inc.
(a)
................ 10,723 183,899
F45 Training Holdings, Inc.
(a)
........... 5,465 6,339
First Watch Restaurant Group, Inc.
(a)
...... 1,836 29,486
Full House Resorts, Inc.
(a)
............. 3,953 28,580
Golden Entertainment, Inc.
(a)
........... 2,374 103,293
Hilton Grand Vacations, Inc.
(a)
.......... 10,465 464,960
Inspirato, Inc., Class A
(a)
.............. 1,689 1,620
Inspired Entertainment, Inc.
(a)
........... 2,571 32,883
International Game Technology plc
(b)
...... 11,972 320,850
Jack in the Box, Inc.
(b)
................ 2,576 225,632
Krispy Kreme, Inc.
(b)
................. 9,090 141,349
Kura Sushi USA, Inc., Class A
(a)
......... 524 34,500
Life Time Group Holdings, Inc.
(a)
......... 5,394 86,088
Light & Wonder, Inc., Class A
(a)(b)
........ 11,428 686,251
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 4,188 40,037
Monarch Casino & Resort, Inc. .......... 1,662 123,237
NeoGames SA
(a)(b)
.................. 1,764 26,813
Noodles & Co., Class A
(a)
............. 5,344 25,918
ONE Group Hospitality, Inc. (The)
(a)
....... 3,303 26,754
Papa John's International, Inc.
(b)
......... 3,920 293,726
Portillo's, Inc., Class A
(a)
.............. 3,869 82,681
RCI Hospitality Holdings, Inc.
(b)
.......... 1,076 84,111

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Red Rock Resorts, Inc., Class A
(b)
........ 6,072 $ 270,629
Rush Street Interactive, Inc., Class A
(a)
.... 7,983 24,827
Ruth's Hospitality Group, Inc. ........... 3,746 61,509
Sabre Corp.
(a)
..................... 39,077 167,640
SeaWorld Entertainment, Inc.
(a)
......... 4,786 293,430
Shake Shack, Inc., Class A
(a)
........... 4,539 251,869
Sonder Holdings, Inc., Class A
(a)(b)
........ 22,619 17,125
Sweetgreen, Inc., Class A
(a)(b)
........... 10,783 84,539
Target Hospitality Corp.
(a)
............. 3,320 43,625
Texas Roadhouse, Inc. ............... 8,128 878,312
Vacasa, Inc., Class A
(a)(b)
.............. 13,434 12,926
Wingstop, Inc. ..................... 3,615 663,642
Xponential Fitness, Inc., Class A
(a)
....... 2,477 75,276
7,718,006
Household Durables — 1.9%
Aterian, Inc.
(a)
..................... 7,070 6,081
Beazer Homes USA, Inc.
(a)
............ 3,302 52,436
Cavco Industries, Inc.
(a)
............... 1,078 342,524
Century Communities, Inc.
(b)
........... 3,482 222,569
Dream Finders Homes, Inc., Class A
(a)(b)
.... 2,433 32,237
Ethan Allen Interiors, Inc. ............. 2,628 72,165
GoPro, Inc., Class A
(a)
................ 15,442 77,673
Green Brick Partners, Inc.
(a)
............ 3,253 114,050
Helen of Troy Ltd.
(a)(b)
................ 2,904 276,374
Hovnanian Enterprises, Inc., Class A
(a)
..... 589 39,958
Installed Building Products, Inc. ......... 2,921 333,082
iRobot Corp.
(a)
..................... 3,289 143,532
KB Home ........................ 9,467 380,384
Landsea Homes Corp.
(a)
.............. 1,327 8,042
La-Z-Boy, Inc. ..................... 5,168 150,285
Legacy Housing Corp.
(a)
.............. 963 21,918
LGI Homes, Inc.
(a)
.................. 2,487 283,593
Lifetime Brands, Inc.
(b)
............... 2,000 11,760
Lovesac Co. (The)
(a)
................. 1,802 52,078
M/I Homes, Inc.
(a)
................... 3,301 208,260
MDC Holdings, Inc. ................. 7,003 272,207
Meritage Homes Corp.
(b)
.............. 4,405 514,328
Purple Innovation, Inc.
(a)(b)
............. 6,667 17,601
Skyline Champion Corp.
(a)
............. 6,423 483,202
Snap One Holdings Corp.
(a)(b)
........... 2,210 20,663
Sonos, Inc.
(a)
...................... 15,632 306,700
Taylor Morrison Home Corp.
(a)
.......... 12,650 483,989
Traeger, Inc.
(a)
..................... 4,596 18,889
Tri Pointe Homes, Inc.
(a)
.............. 12,366 313,107
Tupperware Brands Corp.
(a)
............ 5,411 13,527
Universal Electronics, Inc.
(a)
............ 1,671 16,944
Vizio Holding Corp., Class A
(a)
.......... 7,878 72,320
Vuzix Corp.
(a)
...................... 6,990 28,939
5,391,417
Household Products — 0.3%
Central Garden & Pet Co.
(a)
............ 1,281 52,598
Central Garden & Pet Co., Class A
(a)
...... 4,856 189,724
Energizer Holdings, Inc. .............. 8,640 299,808
WD-40 Co.
(b)
...................... 1,682 299,480
841,610
Independent Power and Renewable Electricity Producers — 0.5%
Altus Power, Inc., Class A
(a)
............ 11,130 60,992
Clearway Energy, Inc., Class A .......... 4,103 123,213
Clearway Energy, Inc., Class C ......... 10,045 314,710
Montauk Renewables, Inc.
(a)(b)
.......... 8,056 63,401
Ormat Technologies, Inc.
(b)
............ 6,305 534,475
Sunnova Energy International, Inc.
(a)(b)
..... 11,894 185,784
1,282,575
Security
Shares
Shares Value
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A ....... 3,016 $ 59,777
Industrial REITs — 0.8%
Indus Realty Trust, Inc.
(b)
.............. 697 46,204
Industrial Logistics Properties Trust ....... 7,933 24,354
Innovative Industrial Properties, Inc.
(b)
..... 3,314 251,831
LXP Industrial Trust
(b)
................ 32,321 333,230
Plymouth Industrial REIT, Inc. .......... 4,795 100,743
STAG Industrial, Inc.
(b)
............... 21,753 735,686
Terreno Realty Corp. ................ 9,795 632,757
2,124,805
Insurance — 2.1%
Ambac Financial Group, Inc.
(a)
.......... 5,361 82,988
American Equity Investment Life Holding Co.
(b)
8,668 316,295
AMERISAFE, Inc. .................. 2,367 115,865
Argo Group International Holdings Ltd.
(b)
... 3,782 110,775
Bright Health Group, Inc.
(a)
............. 22,411 4,937
BRP Group, Inc., Class A
(a)
............ 7,385 188,022
CNO Financial Group, Inc. ............. 13,767 305,490
Crawford & Co., Class A .............. 2,365 19,771
Donegal Group, Inc., Class A ........... 2,120 32,394
eHealth, Inc.
(a)
..................... 2,852 26,695
Employers Holdings, Inc. .............. 3,300 137,577
Enstar Group Ltd.
(a)(b)
................ 1,373 318,248
Genworth Financial, Inc., Class A
(a)
....... 59,006 296,210
Goosehead Insurance, Inc., Class A
(a)(b)
.... 2,268 118,390
Greenlight Capital Re Ltd., Class A
(a)
...... 3,701 34,752
HCI Group, Inc.
(b)
................... 839 44,970
Hippo Holdings, Inc.
(a)
................ 1,885 30,594
Horace Mann Educators Corp. .......... 4,848 162,311
Investors Title Co. .................. 179 27,029
James River Group Holdings Ltd. ........ 3,796 78,387
Kinsale Capital Group, Inc.
(b)
........... 2,608 782,791
Lemonade, Inc.
(a)(b)
.................. 5,502 78,459
MBIA, Inc.
(a)
...................... 5,521 51,124
Mercury General Corp. ............... 3,294 104,552
National Western Life Group, Inc., Class A .. 289 70,117
NI Holdings, Inc.
(a)
.................. 1,275 16,575
Oscar Health, Inc., Class A
(a)
........... 13,716 89,703
Palomar Holdings, Inc.
(a)
.............. 2,926 161,515
ProAssurance Corp. ................. 6,229 115,112
RLI Corp.
(b)
....................... 4,754 631,854
Root, Inc., Class A
(a)
................. 900 4,059
Safety Insurance Group, Inc. ........... 1,633 121,691
Selective Insurance Group, Inc.
(b)
........ 7,221 688,378
Selectquote, Inc.
(a)
.................. 15,449 33,524
SiriusPoint Ltd.
(a)
................... 10,623 86,365
Skyward Specialty Insurance Group, Inc.
(a)
.. 1,258 27,512
Stewart Information Services Corp.
(b)
...... 3,201 129,160
Tiptree, Inc. ...................... 3,191 46,493
Trean Insurance Group, Inc.
(a)
.......... 3,366 20,600
Trupanion, Inc.
(a)(b)
.................. 4,776 204,843
United Fire Group, Inc. ............... 2,555 67,835
Universal Insurance Holdings, Inc. ....... 2,707 49,322
6,033,284
Interactive Media & Services — 0.7%
Arena Group Holdings, Inc. (The)
(a)(b)
...... 1,316 5,593
Bumble, Inc., Class A
(a)
............... 11,991 234,424
Cargurus, Inc., Class A
(a)
.............. 12,691 237,068
Cars.com, Inc.
(a)
.................... 7,880 152,084
DHI Group, Inc.
(a)
................... 4,964 19,260
Eventbrite, Inc., Class A
(a)
............. 9,999 85,791
EverQuote, Inc., Class A
(a)
............. 2,728 37,919
fuboTV, Inc.
(a)
..................... 24,096 29,156

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Interactive Media & Services (continued)
Leafly Holdings, Inc.
(a)
................ 1,304 $ 521
MediaAlpha, Inc., Class A
(a)
............ 3,268 48,955
Outbrain, Inc.
(a)
.................... 4,636 19,147
QuinStreet, Inc.
(a)
................... 5,922 93,982
Shutterstock, Inc. ................... 2,870 208,362
TrueCar, Inc.
(a)(b)
.................... 9,635 22,161
Vimeo, Inc.
(a)
...................... 16,622 63,662
Vinco Ventures, Inc.
(a)
................ 29,177 9,375
Wejo Group Ltd.
(a)(b)
................. 5,810 2,864
Yelp, Inc.
(a)
....................... 8,237 252,876
Ziff Davis, Inc.
(a)(b)
................... 5,494 428,807
ZipRecruiter, Inc., Class A
(a)
............ 8,918 142,153
2,094,160
IT Services — 0.5%
BigCommerce Holdings, Inc.
(a)
.......... 8,251 73,764
Brightcove, Inc.
(a)
................... 5,129 22,824
Cerberus Cyber Sentinel Corp.
(a)
........ 5,303 1,793
Cyxtera Technologies, Inc., Class A
(a)(b)
.... 4,942 1,509
DigitalOcean Holdings, Inc.
(a)
........... 8,508 333,259
Edgio, Inc.
(a)
...................... 17,629 13,946
Fastly, Inc., Class A
(a)
................ 13,969 248,090
Grid Dynamics Holdings, Inc., Class A
(a)
.... 6,519 74,708
Hackett Group, Inc. (The) ............. 3,173 58,637
Information Services Group, Inc. ......... 4,126 21,001
Perficient, Inc.
(a)(b)
................... 4,133 298,361
PFSweb, Inc. ..................... 1,918 8,132
Rackspace Technology, Inc.
(a)
.......... 7,639 14,361
Squarespace, Inc., Class A
(a)
........... 3,638 115,579
Tucows, Inc., Class A
(a)
............... 1,282 24,935
Unisys Corp.
(a)
..................... 7,794 30,241
1,341,140
Leisure Products — 0.5%
Acushnet Holdings Corp.
(b)
............ 4,003 203,913
AMMO, Inc.
(a)(b)
.................... 10,187 20,068
Clarus Corp.
(b)
..................... 2,888 27,292
Johnson Outdoors, Inc., Class A ......... 635 40,011
Latham Group, Inc.
(a)
................ 5,052 14,449
Malibu Boats, Inc., Class A
(a)
........... 2,472 139,544
Marine Products Corp. ............... 798 10,526
MasterCraft Boat Holdings, Inc.
(a)
........ 2,195 66,794
Smith & Wesson Brands, Inc. ........... 5,641 69,441
Solo Brands, Inc., Class A
(a)
............ 3,296 23,665
Sturm Ruger & Co., Inc. .............. 2,027 116,431
Topgolf Callaway Brands Corp.
(a)
........ 17,054 368,707
Vista Outdoor, Inc.
(a)
................. 6,796 188,317
1,289,158
Life Sciences Tools & Services — 0.7%
(a)
AbCellera Biologics, Inc. .............. 24,781 186,849
Adaptive Biotechnologies Corp. ......... 13,904 122,772
Akoya Biosciences, Inc. .............. 1,775 14,519
Alpha Teknova, Inc.
(b)
................ 1,560 4,618
BioLife Solutions, Inc. ................ 3,913 85,108
Bionano Genomics, Inc.
(b)
............. 38,930 43,212
Codexis, Inc. ...................... 7,084 29,328
CryoPort, Inc. ..................... 5,270 126,480
Cytek Biosciences, Inc. ............... 13,789 126,721
Inotiv, Inc. ........................ 2,450 10,608
MaxCyte, Inc. ..................... 10,631 52,623
Medpace Holdings, Inc.
(b)
............. 3,055 574,493
NanoString Technologies, Inc. .......... 5,292 52,391
Nautilus Biotechnology, Inc.
(b)
........... 5,534 15,329
OmniAb, Inc. ...................... 9,089 33,448
OmniAb, Inc.
(d)
..................... 703 —
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Pacific Biosciences of California, Inc. ..... 30,011 $ 347,527
PhenomeX, Inc. .................... 7,284 8,449
Quanterix Corp. .................... 4,455 50,208
Quantum-Si, Inc., Class A ............. 10,604 18,663
Science 37 Holdings, Inc. ............. 7,228 2,035
Seer, Inc., Class A .................. 5,989 23,118
Singular Genomics Systems, Inc. ........ 8,089 9,788
SomaLogic, Inc., Class A .............. 17,374 44,304
1,982,591
Machinery — 4.0%
3D Systems Corp.
(a)
................. 15,391 164,992
Alamo Group, Inc. .................. 1,244 229,095
Albany International Corp., Class A ....... 3,793 338,943
Astec Industries, Inc. ................ 2,763 113,974
Barnes Group, Inc. .................. 6,012 242,163
Berkshire Grey, Inc., Class A
(a)
.......... 5,667 7,821
Blue Bird Corp.
(a)(b)
.................. 2,234 45,641
Chart Industries, Inc.
(a)
............... 5,178 649,321
CIRCOR International, Inc.
(a)(b)
.......... 2,124 66,099
Columbus McKinnon Corp. ............ 3,321 123,408
Desktop Metal, Inc., Class A
(a)(b)
......... 30,698 70,605
Douglas Dynamics, Inc. .............. 2,622 83,616
Energy Recovery, Inc.
(a)
.............. 6,479 149,341
Enerpac Tool Group Corp., Class A
(b)
...... 6,992 178,296
EnPro Industries, Inc. ................ 2,524 262,218
ESCO Technologies, Inc. ............. 3,136 299,331
Evoqua Water Technologies Corp.
(a)
...... 14,206 706,322
Fathom Digital Manufacturing C
(a)
........ 1,804 980
Federal Signal Corp. ................ 7,245 392,751
Franklin Electric Co., Inc. ............. 5,566 523,761
Gorman-Rupp Co. (The) .............. 2,709 67,725
Greenbrier Cos., Inc. (The)
(b)
........... 3,971 127,747
Helios Technologies, Inc. .............. 3,959 258,919
Hillenbrand, Inc.
(b)
.................. 8,448 401,533
Hillman Solutions Corp.
(a)
............. 16,800 141,456
Hydrofarm Holdings Group, Inc.
(a)
........ 6,436 11,134
Hyliion Holdings Corp., Class A
(a)(b)
....... 16,191 32,058
Hyster-Yale Materials Handling, Inc. ...... 1,227 61,215
Hyzon Motors, Inc., Class A
(a)(b)
......... 10,193 8,308
John Bean Technologies Corp. .......... 3,841 419,783
Kadant, Inc.
(b)
..................... 1,406 293,179
Kennametal, Inc.
(b)
.................. 9,839 271,360
Lightning eMotors, Inc.
(a)
.............. 4,545 1,302
Lindsay Corp. ..................... 1,350 204,026
Luxfer Holdings plc ................. 3,156 53,336
Manitowoc Co., Inc. (The)
(a)
............ 4,666 79,742
Markforged Holding Corp.
(a)
............ 12,785 12,258
Microvast Holdings, Inc.
(a)(b)
............ 19,798 24,550
Miller Industries, Inc. ................ 1,481 52,353
Mueller Industries, Inc.
(b)
.............. 6,782 498,341
Mueller Water Products, Inc., Class A
(b)
.... 19,196 267,592
Nikola Corp.
(a)(b)
.................... 42,258 51,132
Omega Flex, Inc.
(b)
.................. 375 41,790
Proterra, Inc.
(a)
..................... 27,034 41,092
Proto Labs, Inc.
(a)
................... 3,307 109,627
RBC Bearings, Inc.
(a)(b)
............... 3,457 804,548
REV Group, Inc.
(b)
.................. 4,239 50,826
Sarcos Technology & Robotics Corp.
(a)
.... 12,731 6,043
Shyft Group, Inc. (The) ............... 4,344 98,826
SPX Technologies, Inc.
(a)
.............. 5,325 375,839
Standex International Corp. ............ 1,469 179,864
Tennant Co. ...................... 2,187 149,875
Terex Corp.
(b)
..................... 8,054 389,653
Titan International, Inc.
(a)
.............. 6,023 63,121
Trinity Industries, Inc. ................ 9,911 241,432

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Machinery (continued)
Velo3D, Inc.
(a)
..................... 6,545 $ 14,857
Wabash National Corp. ............... 5,641 138,712
Watts Water Technologies, Inc., Class A .... 3,303 555,961
Xos, Inc.
(a)
....................... 6,353 3,335
11,253,128
Marine Transportation — 0.2%
Costamare, Inc. .................... 6,404 60,262
Eagle Bulk Shipping, Inc. ............. 1,558 70,889
Eneti, Inc. ........................ 2,657 24,843
Genco Shipping & Trading Ltd.
(b)
......... 4,286 67,119
Golden Ocean Group Ltd.
(b)
............ 15,156 144,285
Matson, Inc. ...................... 4,474 266,963
Safe Bulkers, Inc.
(b)
................. 9,571 35,317
669,678
Media — 0.7%
AdTheorent Holding Co., Inc.
(a)
.......... 6,246 10,556
Advantage Solutions, Inc., Class A
(a)(b)
..... 9,113 14,399
AMC Networks, Inc., Class A
(a)
.......... 3,512 61,741
Audacy, Inc., Class A
(a)(b)
.............. 14,977 2,017
Boston Omaha Corp., Class A
(a)
......... 2,765 65,448
Cardlytics, Inc.
(a)
................... 3,814 12,949
Clear Channel Outdoor Holdings, Inc.
(a)
.... 43,610 52,332
Cumulus Media, Inc., Class A
(a)
......... 2,146 7,919
Daily Journal Corp.
(a)
................ 155 44,169
Entravision Communications Corp., Class A
(b)
8,024 48,545
EW Scripps Co. (The), Class A
(a)
........ 7,028 66,133
Gambling.com Group Ltd.
(a)
............ 1,007 9,979
Gannett Co., Inc.
(a)(b)
................. 18,552 34,692
Gray Television, Inc. ................. 10,125 88,290
iHeartMedia, Inc., Class A
(a)
............ 14,446 56,339
Innovid Corp.
(a)
.................... 9,133 12,878
Integral Ad Science Holding Corp.
(a)
...... 4,565 65,143
John Wiley & Sons, Inc., Class A ........ 5,148 199,588
Magnite, Inc.
(a)(b)
.................... 16,025 148,391
PubMatic, Inc., Class A
(a)
.............. 5,286 73,052
Quotient Technology, Inc.
(a)
............ 10,963 35,959
Scholastic Corp. ................... 3,534 120,933
Sinclair Broadcast Group, Inc., Class A
(b)
... 4,837 83,003
Stagwell, Inc., Class A
(a)
.............. 9,068 67,285
TechTarget, Inc.
(a)
................... 3,310 119,557
TEGNA, Inc. ...................... 27,047 457,365
Thryv Holdings, Inc.
(a)
................ 2,951 68,050
Urban One, Inc., Class A
(a)
............. 2,778 17,864
WideOpenWest, Inc.
(a)(b)
.............. 6,242 66,352
2,110,928
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)
.......... 4,685 25,393
Alpha Metallurgical Resources, Inc. ...... 1,825 284,700
Arconic Corp.
(a)
.................... 11,854 310,930
ATI, Inc.
(a)
........................ 14,984 591,269
Carpenter Technology Corp. ........... 5,739 256,878
Century Aluminum Co.
(a)
.............. 6,320 63,200
Coeur Mining, Inc.
(a)
................. 33,570 133,944
Commercial Metals Co.
(b)
............. 14,170 692,913
Compass Minerals International, Inc.
(b)
..... 4,068 139,492
Constellium SE, Class A
(a)
............. 15,357 234,655
Dakota Gold Corp.
(a)
................. 5,897 21,347
Haynes International, Inc. ............. 1,355 67,872
Hecla Mining Co.
(b)
.................. 66,924 423,629
Hycroft Mining Holding Corp., Class A
(a)
.... 17,525 7,578
Ivanhoe Electric, Inc.
(a)
............... 5,615 68,222
Kaiser Aluminum Corp. ............... 1,906 142,245
Materion Corp. .................... 2,443 283,388
Security
Shares
Shares Value
Metals & Mining (continued)
Novagold Resources, Inc.
(a)
............ 29,791 $ 185,300
Olympic Steel, Inc. .................. 1,180 61,608
Piedmont Lithium, Inc.
(a)
.............. 2,197 131,930
PolyMet Mining Corp.
(a)
............... 3,229 6,942
Ramaco Resources, Inc. .............. 2,603 22,932
Ryerson Holding Corp. ............... 2,476 90,077
Schnitzer Steel Industries, Inc., Class A .... 3,180 98,898
SunCoke Energy, Inc. ................ 10,374 93,158
TimkenSteel Corp.
(a)
................. 5,164 94,708
Tredegar Corp. .................... 3,463 31,617
Warrior Met Coal, Inc. ................ 6,283 230,649
Worthington Industries, Inc. ............ 3,876 250,583
5,046,057
Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AFC Gamma, Inc.
(b)
................. 2,019 24,551
Angel Oak Mortgage REIT, Inc.
(b)
........ 1,478 10,789
Apollo Commercial Real Estate Finance, Inc.
(b)
16,969 157,981
Arbor Realty Trust, Inc.
(b)
.............. 19,889 228,524
Ares Commercial Real Estate Corp.
(b)
..... 6,494 59,030
ARMOUR Residential REIT, Inc.
(b)
....... 19,653 103,178
Blackstone Mortgage Trust, Inc., Class A
(b)
.. 20,994 374,743
BrightSpire Capital, Inc., Class A
(b)
....... 11,222 66,210
Broadmark Realty Capital, Inc.
(b)
......... 15,450 72,615
Chicago Atlantic Real Estate Finance, Inc. .. 617 8,336
Chimera Investment Corp.
(b)
............ 28,130 158,653
Claros Mortgage Trust, Inc.
(b)
........... 11,378 132,554
Dynex Capital, Inc. .................. 6,391 77,459
Ellington Financial, Inc.
(b)
.............. 7,686 93,846
Franklin BSP Realty Trust, Inc. .......... 9,775 116,616
Granite Point Mortgage Trust, Inc. ....... 6,283 31,164
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 10,440 298,584
Invesco Mortgage Capital, Inc.
(b)
......... 3,876 42,985
KKR Real Estate Finance Trust, Inc.
(b)
..... 6,776 77,179
Ladder Capital Corp., Class A .......... 14,119 133,424
MFA Financial, Inc.
(b)
................ 12,823 127,204
New York Mortgage Trust, Inc.
(b)
......... 10,974 109,301
Nexpoint Real Estate Finance, Inc. ....... 910 14,260
Orchid Island Capital, Inc.
(b)
............ 4,131 44,326
PennyMac Mortgage Investment Trust ..... 10,681 131,697
Ready Capital Corp.
(b)
................ 8,596 87,421
Redwood Trust, Inc.
(b)
................ 14,113 95,122
TPG RE Finance Trust, Inc. ............ 8,122 58,966
Two Harbors Investment Corp. .......... 11,745 172,769
3,109,487
Multi-Utilities — 0.5%
Avista Corp. ...................... 8,428 357,769
Black Hills Corp. ................... 7,914 499,373
NorthWestern Corp.
(b)
................ 6,990 404,441
Unitil Corp. ....................... 1,938 110,544
1,372,127
Office REITs — 0.4%
Brandywine Realty Trust .............. 20,253 95,797
City Office REIT, Inc. ................ 5,072 34,997
Corporate Office Properties Trust
(b)
....... 13,706 324,969
Easterly Government Properties, Inc.
(b)
.... 10,797 148,351
Equity Commonwealth ............... 12,655 262,085
Franklin Street Properties Corp. ......... 12,106 19,006
Office Properties Income Trust .......... 5,756 70,799
Orion Office REIT, Inc. ............... 6,624 44,381
Paramount Group, Inc. ............... 23,301 106,252
Piedmont Office Realty Trust, Inc., Class A .. 15,090 110,157

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Office REITs (continued)
Postal Realty Trust, Inc., Class A ........ 1,983 $ 30,181
1,246,975
Oil, Gas & Consumable Fuels — 4.4%
Aemetis, Inc.
(a)
..................... 3,668 8,510
Alto Ingredients, Inc.
(a)
............... 8,531 12,796
Amplify Energy Corp.
(a)
............... 4,141 28,449
Arch Resources, Inc., Class A .......... 1,830 240,572
Ardmore Shipping Corp. .............. 4,820 71,673
Battalion Oil Corp.
(a)
................. 145 953
Berry Corp. ....................... 9,538 74,873
California Resources Corp. ............ 9,086 349,811
Callon Petroleum Co.
(a)
............... 5,937 198,533
Centrus Energy Corp., Class A
(a)
......... 1,127 36,289
Chord Energy Corp. ................. 5,020 675,692
Civitas Resources, Inc.
(b)
.............. 8,980 613,693
Clean Energy Fuels Corp.
(a)(b)
........... 20,123 87,736
CNX Resources Corp.
(a)
.............. 20,375 326,407
Comstock Resources, Inc. ............. 10,924 117,870
CONSOL Energy, Inc. ................ 4,198 244,617
Crescent Energy Co., Class A .......... 4,740 53,609
CVR Energy, Inc.
(b)
.................. 3,693 121,057
Delek US Holdings, Inc. .............. 8,605 197,485
Denbury, Inc.
(a)
.................... 6,108 535,244
DHT Holdings, Inc. .................. 16,963 183,370
Dorian LPG Ltd. .................... 3,663 73,040
Earthstone Energy, Inc., Class A
(a)
....... 5,580 72,596
Empire Petroleum Corp.
(a)(b)
............ 1,392 17,275
Energy Fuels, Inc.
(a)
................. 19,542 109,044
Equitrans Midstream Corp. ............ 49,881 288,312
Excelerate Energy, Inc., Class A
(b)
........ 2,154 47,690
FLEX LNG Ltd. .................... 3,589 120,519
Frontline plc ...................... 15,515 256,928
Gevo, Inc.
(a)(b)
..................... 23,669 36,450
Golar LNG Ltd.
(a)
................... 12,215 263,844
Green Plains, Inc.
(a)(b)
................ 4,336 134,373
Gulfport Energy Corp.
(a)
.............. 1,382 110,560
HighPeak Energy, Inc. ............... 720 16,560
International Seaways, Inc. ............ 5,961 248,454
Kinetik Holdings, Inc., Class A
(b)
......... 2,143 67,076
Kosmos Energy Ltd.
(a)
................ 54,861 408,166
Magnolia Oil & Gas Corp., Class A
(b)
...... 21,290 465,825
Matador Resources Co.
(b)
............. 13,590 647,564
Murphy Oil Corp. ................... 17,954 663,939
NACCO Industries, Inc., Class A ......... 471 16,989
NextDecade Corp.
(a)
................. 5,299 26,336
Nordic American Tankers Ltd. .......... 25,459 100,818
Northern Oil and Gas, Inc.
(b)
............ 7,950 241,282
Par Pacific Holdings, Inc.
(a)
............ 6,248 182,442
PBF Energy, Inc., Class A ............. 14,346 622,043
Peabody Energy Corp.
(a)(b)
............. 14,380 368,128
Permian Resources Corp., Class A
(b)
...... 29,113 305,687
Ranger Oil Corp., Class A
(b)
............ 2,289 93,483
REX American Resources Corp.
(a)
....... 1,938 55,407
Riley Exploration Permian, Inc.
(b)
........ 1,248 47,499
Ring Energy, Inc.
(a)
.................. 10,037 19,070
SandRidge Energy, Inc.
(a)
............. 2,484 35,794
Scorpio Tankers, Inc. ................ 5,630 317,025
SFL Corp. Ltd.
(b)
................... 14,159 134,510
SilverBow Resources, Inc.
(a)
............ 1,362 31,122
Sitio Royalties Corp., Class A
(b)
......... 8,831 199,581
SM Energy Co.
(b)
................... 14,671 413,135
Talos Energy, Inc.
(a)
................. 8,738 129,672
Teekay Corp.
(a)
.................... 8,555 52,870
Teekay Tankers Ltd., Class A
(a)
.......... 2,735 117,414
Tellurian, Inc.
(a)(b)
................... 61,231 75,314
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp.
(a)(b)
............. 42,378 $ 122,049
Ur-Energy, Inc.
(a)(b)
.................. 28,575 30,290
VAALCO Energy, Inc. ................ 12,459 56,439
Vertex Energy, Inc.
(a)(b)
............... 6,279 62,037
Vital Energy, Inc.
(a)
.................. 1,988 90,534
W&T Offshore, Inc.
(a)(b)
............... 11,854 60,218
World Fuel Services Corp.
(b)
............ 7,355 187,920
12,422,562
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............. 1,927 64,400
Glatfelter Corp. .................... 5,324 16,984
Sylvamo Corp.
(b)
................... 4,348 201,138
282,522
Passenger Airlines — 0.3%
Allegiant Travel Co.
(a)
................ 1,923 176,878
Blade Air Mobility, Inc., Class A
(a)
........ 6,516 22,024
Frontier Group Holdings, Inc.
(a)
.......... 4,300 42,312
Hawaiian Holdings, Inc.
(a)
............. 5,834 53,439
Joby Aviation, Inc., Class A
(a)
........... 30,967 134,397
SkyWest, Inc.
(a)
.................... 5,862 129,961
Spirit Airlines, Inc. .................. 13,461 231,125
Sun Country Airlines Holdings, Inc.
(a)
...... 4,219 86,489
Wheels Up Experience, Inc., Class A
(a)
.... 18,479 11,694
888,319
Personal Care Products — 0.9%
Beauty Health Co. (The), Class A
(a)
....... 11,404 144,033
BellRing Brands, Inc.
(a)
............... 16,207 551,038
Edgewell Personal Care Co. ........... 6,237 264,574
elf Beauty, Inc.
(a)(b)
.................. 5,907 486,441
Herbalife Nutrition Ltd.
(a)
.............. 11,832 190,495
Honest Co., Inc. (The)
(a)(b)
............. 7,109 12,796
Inter Parfums, Inc. .................. 2,218 315,488
Medifast, Inc.
(b)
.................... 1,320 136,844
Nature's Sunshine Products, Inc.
(a)
....... 1,858 18,970
Nu Skin Enterprises, Inc., Class A
(b)
...... 5,949 233,855
Thorne HealthTech, Inc.
(a)(b)
............ 1,453 6,713
USANA Health Sciences, Inc.
(a)
......... 1,304 82,022
Veru, Inc.
(a)
....................... 7,673 8,901
2,452,170
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)
............ 7,590 61,403
Amneal Pharmaceuticals, Inc., Class A
(a)
... 13,331 18,530
Amphastar Pharmaceuticals, Inc.
(a)
....... 4,598 172,425
Amylyx Pharmaceuticals, Inc.
(a)
......... 6,271 183,991
AN2 Therapeutics, Inc.
(a)
.............. 1,580 15,595
ANI Pharmaceuticals, Inc.
(a)
............ 1,537 61,050
Arvinas, Inc.
(a)
..................... 5,900 161,188
Atea Pharmaceuticals, Inc.
(a)
........... 8,884 29,761
Athira Pharma, Inc.
(a)
................ 4,783 11,957
Axsome Therapeutics, Inc.
(a)
........... 3,839 236,790
Cara Therapeutics, Inc.
(a)
............. 5,499 27,000
Cassava Sciences, Inc.
(a)(b)
............ 4,563 110,060
Collegium Pharmaceutical, Inc.
(a)
........ 4,246 101,862
Corcept Therapeutics, Inc.
(a)(b)
.......... 10,628 230,202
DICE Therapeutics, Inc.
(a)(b)
............ 4,250 121,762
Edgewise Therapeutics, Inc.
(a)
.......... 4,576 30,522
Esperion Therapeutics, Inc.
(a)
........... 9,539 15,167
Evolus, Inc.
(a)(b)
.................... 4,536 38,375
EyePoint Pharmaceuticals, Inc.
(a)
........ 3,102 9,120
Fulcrum Therapeutics, Inc.
(a)
........... 5,567 15,866
Harmony Biosciences Holdings, Inc.
(a)
..... 3,219 105,100
Innoviva, Inc.
(a)
.................... 7,965 89,606
Intra-Cellular Therapies, Inc.
(a)
.......... 11,118 602,040

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Pharmaceuticals (continued)
Ligand Pharmaceuticals, Inc.
(a)
.......... 1,855 $ 136,454
Liquidia Corp.
(a)
.................... 5,540 38,281
Nektar Therapeutics
(a)
................ 21,067 14,808
NGM Biopharmaceuticals, Inc.
(a)
......... 4,552 18,572
Nuvation Bio, Inc., Class A
(a)
........... 13,513 22,432
Ocular Therapeutix, Inc.
(a)
............. 8,761 46,170
Pacira BioSciences, Inc.
(a)
............. 5,408 220,700
Phathom Pharmaceuticals, Inc.
(a)
........ 3,380 24,133
Phibro Animal Health Corp., Class A ...... 2,402 36,799
Prestige Consumer Healthcare, Inc.
(a)
..... 5,908 370,018
Provention Bio, Inc.
(a)
................ 7,559 182,172
Reata Pharmaceuticals, Inc., Class A
(a)
.... 3,296 299,672
Relmada Therapeutics, Inc.
(a)
........... 3,359 7,591
Revance Therapeutics, Inc.
(a)
........... 9,658 311,084
Scilex Holding Co.(Acquired 01/06/23, cost
$82,679)
(a)(b)(e)
................... 7,889 63,955
SIGA Technologies, Inc.
(b)
............. 5,358 30,808
Supernus Pharmaceuticals, Inc.
(a)
........ 6,085 220,460
Tarsus Pharmaceuticals, Inc.
(a)
.......... 2,105 26,460
Theravance Biopharma, Inc.
(a)(b)
......... 7,563 82,059
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 2,674 23,745
Third Harmonic Bio, Inc.
(a)
............. 1,472 6,065
Ventyx Biosciences, Inc.
(a)
............. 3,003 100,601
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 15,370 25,053
4,757,464
Professional Services — 2.4%
Alight, Inc., Class A
(a)
................ 47,014 432,999
ASGN, Inc.
(a)(b)
..................... 5,917 489,158
Atlas Technical Consultants, Inc.
(a)
....... 2,659 32,413
Barrett Business Services, Inc. .......... 789 69,937
CBIZ, Inc.
(a)(b)
...................... 5,841 289,071
Conduent, Inc.
(a)(b)
.................. 19,803 67,924
CRA International, Inc. ............... 841 90,677
CSG Systems International, Inc. ......... 3,774 202,664
ExlService Holdings, Inc.
(a)
............ 3,919 634,212
Exponent, Inc. ..................... 6,135 611,598
First Advantage Corp.
(a)(b)
............. 7,098 99,088
Forrester Research, Inc.
(a)
............. 1,441 46,616
Franklin Covey Co.
(a)
................ 1,417 54,512
Heidrick & Struggles International, Inc. .... 2,512 76,264
HireRight Holdings Corp.
(a)(b)
........... 2,630 27,904
Huron Consulting Group, Inc.
(a)
.......... 2,438 195,942
IBEX Holdings Ltd.
(a)
................. 1,082 26,401
ICF International, Inc.
(b)
............... 2,213 242,766
Insperity, Inc.
(b)
.................... 4,369 531,052
Kelly Services, Inc., Class A ............ 4,184 69,413
Kforce, Inc. ....................... 2,457 155,381
Korn Ferry ....................... 6,511 336,879
Legalzoom.com, Inc.
(a)
............... 11,373 106,679
Maximus, Inc.
(b)
.................... 7,329 576,792
NV5 Global, Inc.
(a)
.................. 1,674 174,046
Planet Labs PBC
(a)(b)
................. 23,571 92,634
Red Violet, Inc.
(a)
................... 1,100 19,360
Resources Connection, Inc. ............ 4,061 69,281
Skillsoft Corp., Class A
(a)(b)
............. 9,424 18,848
Spire Global, Inc., Class A
(a)(b)
.......... 14,521 9,700
Sterling Check Corp.
(a)
............... 2,749 30,651
TriNet Group, Inc.
(a)
................. 4,576 368,871
TrueBlue, Inc.
(a)
.................... 3,719 66,198
TTEC Holdings, Inc. ................. 2,372 88,310
Upwork, Inc.
(a)
..................... 14,964 169,393
Verra Mobility Corp., Class A
(a)
.......... 16,762 283,613
Willdan Group, Inc.
(a)(b)
............... 1,339 20,915
6,878,162
Security
Shares
Shares Value
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
........ 97 $ 2,553
Anywhere Real Estate, Inc.
(a)
........... 13,503 71,296
Compass, Inc., Class A
(a)
.............. 33,057 106,774
Cushman & Wakefield plc
(a)
............ 19,001 200,271
DigitalBridge Group, Inc., Class A
(b)
....... 19,063 228,565
Doma Holdings, Inc.
(a)(b)
............... 15,898 6,478
Douglas Elliman, Inc. ................ 9,949 30,941
eXp World Holdings, Inc.
(b)
............. 8,642 109,667
Forestar Group, Inc.
(a)
................ 2,206 34,325
FRP Holdings, Inc.
(a)
................. 861 49,835
Kennedy-Wilson Holdings, Inc.
(b)
......... 14,171 235,097
Marcus & Millichap, Inc. .............. 3,000 96,330
Newmark Group, Inc., Class A .......... 16,156 114,385
Offerpad Solutions, Inc., Class A
(a)(b)
...... 7,925 4,177
RE/MAX Holdings, Inc., Class A ......... 2,229 41,816
Redfin Corp.
(a)(b)
.................... 13,180 119,411
RMR Group, Inc. (The), Class A ......... 1,933 50,722
St. Joe Co. (The) ................... 4,262 177,342
Stratus Properties, Inc.
(b)
.............. 685 13,700
Tejon Ranch Co.
(a)
.................. 2,315 42,295
Transcontinental Realty Investors, Inc.
(a)
... 183 7,757
1,743,737
Residential REITs — 0.4%
Apartment Investment and Management Co.,
Class A
(b)
...................... 17,769 136,644
Bluerock Homes Trust, Inc., Class A
(a)
..... 416 8,245
BRT Apartments Corp. ............... 1,549 30,546
Centerspace ...................... 1,836 100,301
Clipper Realty, Inc. .................. 1,061 6,090
Elme Communities .................. 10,540 188,244
Independence Realty Trust, Inc.
(b)
........ 27,121 434,750
NexPoint Residential Trust, Inc. ......... 2,834 123,761
UMH Properties, Inc. ................ 6,344 93,828
Veris Residential, Inc.
(a)
............... 10,338 151,348
1,273,757
Retail REITs — 1.5%
Acadia Realty Trust ................. 10,451 145,792
Agree Realty Corp.
(b)
................ 10,661 731,451
Alexander's, Inc.
(b)
.................. 264 51,150
CBL & Associates Properties, Inc. ........ 3,430 87,945
Getty Realty Corp. .................. 4,800 172,944
InvenTrust Properties Corp. ............ 8,222 192,395
Kite Realty Group Trust ............... 26,613 556,744
Macerich Co. (The) ................. 26,065 276,289
Necessity Retail REIT, Inc. (The), Class A .. 16,628 104,424
NETSTREIT Corp. .................. 6,878 125,730
Phillips Edison & Co., Inc. ............. 14,185 462,715
Retail Opportunity Investments Corp. ..... 14,800 206,608
RPT Realty ....................... 9,979 94,900
Saul Centers, Inc. .................. 1,391 54,249
SITE Centers Corp. ................. 23,848 292,853
Tanger Factory Outlet Centers, Inc. ....... 12,451 244,413
Urban Edge Properties
(b)
.............. 13,883 209,078
Urstadt Biddle Properties, Inc., Class A .... 3,379 59,369
Whitestone REIT
(b)
.................. 5,661 52,081
4,121,130
Semiconductors & Semiconductor Equipment — 3.0%
ACM Research, Inc., Class A
(a)
.......... 5,566 65,122
Alpha & Omega Semiconductor Ltd.
(a)
..... 2,793 75,271
Ambarella, Inc.
(a)
................... 4,533 350,945
Amkor Technology, Inc. ............... 12,411 322,934
Atomera, Inc.
(a)(b)
................... 2,344 14,931
Axcelis Technologies, Inc.
(a)
............ 3,991 531,801

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
AXT, Inc.
(a)
....................... 4,807 $ 19,132
CEVA, Inc.
(a)
...................... 2,732 83,135
Cohu, Inc.
(a)
...................... 5,717 219,476
Credo Technology Group Holding Ltd.
(a)
.... 11,960 112,663
Diodes, Inc.
(a)
..................... 5,407 501,553
FormFactor, Inc.
(a)
.................. 9,274 295,377
Ichor Holdings Ltd.
(a)
................. 3,524 115,376
Impinj, Inc.
(a)
...................... 2,596 351,810
indie Semiconductor, Inc., Class A
(a)
...... 12,623 133,173
Kulicke & Soffa Industries, Inc.
(b)
......... 6,964 366,933
MACOM Technology Solutions Holdings, Inc.
(a)
6,573 465,631
MaxLinear, Inc.
(a)(b)
.................. 8,893 313,123
Onto Innovation, Inc.
(a)
............... 5,978 525,347
PDF Solutions, Inc.
(a)
................ 3,601 152,682
Photronics, Inc.
(a)
................... 7,092 117,585
Power Integrations, Inc. .............. 6,900 584,016
Rambus, Inc.
(a)
.................... 13,033 668,072
Rigetti Computing, Inc.
(a)
.............. 12,518 9,056
Semtech Corp.
(a)
................... 7,494 180,905
Silicon Laboratories, Inc.
(a)
............. 3,836 671,645
SiTime Corp.
(a)
..................... 1,933 274,931
SkyWater Technology, Inc.
(a)
........... 1,231 14,009
SMART Global Holdings, Inc.
(a)
.......... 5,755 99,216
Synaptics, Inc.
(a)
................... 4,836 537,521
Transphorm, Inc.
(a)
.................. 2,490 9,935
Ultra Clean Holdings, Inc.
(a)
............ 5,523 183,143
Veeco Instruments, Inc.
(a)
............. 6,247 131,999
8,498,448
Software — 5.0%
8x8, Inc.
(a)
........................ 13,294 55,436
A10 Networks, Inc. .................. 7,492 116,051
ACI Worldwide, Inc.
(a)
................ 13,600 366,928
Adeia, Inc. ....................... 12,320 109,155
Agilysys, Inc.
(a)
.................... 2,419 199,592
Alarm.com Holdings, Inc.
(a)
............ 5,770 290,116
Alkami Technology, Inc.
(a)
............. 4,164 52,716
Altair Engineering, Inc., Class A
(a)(b)
....... 6,360 458,620
American Software, Inc., Class A ........ 3,744 47,212
Amplitude, Inc., Class A
(a)
............. 7,088 88,175
Appfolio, Inc., Class A
(a)(b)
............. 2,368 294,769
Appian Corp., Class A
(a)
.............. 4,954 219,858
Applied Digital Corp.
(a)
............... 8,819 19,755
Arteris, Inc.
(a)
...................... 1,965 8,312
Asana, Inc., Class A
(a)
................ 9,071 191,670
AvePoint, Inc., Class A
(a)
.............. 16,807 69,245
Blackbaud, Inc.
(a)(b)
.................. 5,556 385,031
Blackline, Inc.
(a)
.................... 6,700 449,905
Blend Labs, Inc., Class A
(a)(b)
........... 21,478 21,396
Box, Inc., Class A
(a)
................. 16,839 451,117
C3.ai, Inc., Class A
(a)
................ 7,491 251,473
Cerence, Inc.
(a)
.................... 5,025 141,152
Cipher Mining, Inc.
(a)(b)
................ 4,648 10,830
Cleanspark, Inc.
(a)
.................. 8,831 24,550
Clear Secure, Inc., Class A
(b)
........... 7,854 205,539
CommVault Systems, Inc.
(a)
............ 5,389 305,772
Consensus Cloud Solutions, Inc.
(a)
....... 2,223 75,782
Couchbase, Inc.
(a)
.................. 3,254 45,751
CS Disco, Inc.
(a)
.................... 2,581 17,138
Cvent Holding Corp.
(a)
................ 5,618 46,966
Digimarc Corp.
(a)
................... 1,490 29,278
Digital Turbine, Inc.
(a)(b)
............... 11,614 143,549
Domo, Inc., Class B
(a)(b)
............... 3,734 52,985
E2open Parent Holdings, Inc., Class A
(a)
... 24,824 144,476
Ebix, Inc.
(b)
....................... 3,214 42,393
eGain Corp.
(a)
..................... 2,947 22,368
Security
Shares
Shares Value
Software (continued)
Enfusion, Inc., Class A
(a)
.............. 3,334 $ 35,007
EngageSmart, Inc.
(a)
................. 4,544 87,472
Envestnet, Inc.
(a)
................... 6,258 367,157
Everbridge, Inc.
(a)
................... 4,855 168,323
EverCommerce, Inc.
(a)
............... 2,584 27,339
ForgeRock, Inc., Class A
(a)(b)
........... 5,301 109,201
Greenidge Generation Holdings, Inc.
(a)
..... 1,068 483
Instructure Holdings, Inc.
(a)
............ 2,009 52,033
Intapp, Inc.
(a)
...................... 1,881 84,344
InterDigital, Inc.
(b)
................... 3,669 267,470
IronNet, Inc.
(a)
..................... 7,525 2,646
Kaleyra, Inc.
(a)(b)
.................... 979 1,615
Latch, Inc.
(a)(b)
..................... 14,656 11,169
LivePerson, Inc.
(a)
.................. 8,297 36,590
LiveRamp Holdings, Inc.
(a)
............. 8,108 177,808
LiveVox Holdings, Inc., Class A
(a)(b)
....... 5,098 15,753
Marathon Digital Holdings, Inc.
(a)(b)
....... 14,515 126,571
Matterport, Inc., Class A
(a)
............. 27,944 76,287
MeridianLink, Inc.
(a)
................. 2,633 45,551
MicroStrategy, Inc., Class A
(a)
........... 1,180 344,938
Mitek Systems, Inc.
(a)
................ 5,018 48,123
Model N, Inc.
(a)
.................... 4,436 148,473
Momentive Global, Inc.
(a)
.............. 15,719 146,501
N-able, Inc.
(a)
...................... 7,916 104,491
NextNav, Inc.
(a)
.................... 8,223 16,693
Olo, Inc., Class A
(a)
.................. 10,440 85,190
ON24, Inc.
(a)
...................... 4,830 42,311
OneSpan, Inc.
(a)
.................... 4,995 87,412
PagerDuty, Inc.
(a)
................... 10,342 361,763
Porch Group, Inc.
(a)
................. 9,074 12,976
PowerSchool Holdings, Inc., Class A
(a)
..... 5,697 112,915
Progress Software Corp. .............. 5,237 300,866
PROS Holdings, Inc.
(a)
............... 5,107 139,932
Q2 Holdings, Inc.
(a)(b)
................. 6,874 169,238
Qualys, Inc.
(a)
..................... 4,668 606,933
Rapid7, Inc.
(a)
..................... 7,277 334,087
Rimini Street, Inc.
(a)
................. 6,637 27,344
Riot Platforms, Inc.
(a)
................ 19,535 195,155
Sapiens International Corp. NV ......... 3,805 82,645
SecureWorks Corp., Class A
(a)
.......... 1,090 9,341
ShotSpotter, Inc.
(a)(b)
................. 1,052 41,365
SolarWinds Corp.
(a)
................. 5,606 48,212
Sprout Social, Inc., Class A
(a)
........... 5,717 348,051
SPS Commerce, Inc.
(a)(b)
.............. 4,414 672,252
Sumo Logic, Inc.
(a)
.................. 14,442 173,015
Telos Corp.
(a)
...................... 6,254 15,823
Tenable Holdings, Inc.
(a)
.............. 13,642 648,131
Terawulf, Inc.
(a)
.................... 4,248 3,984
Upland Software, Inc.
(a)
............... 3,315 14,254
Varonis Systems, Inc.
(a)
............... 13,333 346,791
Verint Systems, Inc.
(a)
................ 7,813 290,956
Veritone, Inc.
(a)(b)
................... 4,498 26,223
Viant Technology, Inc., Class A
(a)
......... 2,867 12,471
Weave Communications, Inc.
(a)
......... 3,769 18,732
WM Technology, Inc., Class A
(a)
......... 8,332 7,075
Workiva, Inc., Class A
(a)
............... 5,780 591,930
Xperi, Inc.
(a)(b)
..................... 4,928 53,863
Yext, Inc.
(a)
....................... 14,464 138,999
Zeta Global Holdings Corp., Class A
(a)
..... 13,957 151,154
Zuora, Inc., Class A
(a)
................ 15,579 153,920
14,282,408
Specialized REITs — 0.4%
Farmland Partners, Inc. .............. 5,947 63,633
Four Corners Property Trust, Inc.
(b)
....... 10,075 270,615
Gladstone Land Corp.
(b)
.............. 3,781 62,954

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Security
Shares
Shares Value
Specialized REITs (continued)
Outfront Media, Inc. ................. 17,362 $ 281,785
PotlatchDeltic Corp.
(b)
................ 9,615 475,942
Uniti Group, Inc.
(b)
.................. 28,465 101,051
1,255,980
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A
(a)
....... 3,249 37,364
Aaron's Co., Inc. (The) ............... 3,894 37,616
Abercrombie & Fitch Co., Class A
(a)
....... 6,059 168,137
Academy Sports & Outdoors, Inc. ........ 9,388 612,567
aka Brands Holding Corp.
(a)(b)
........... 3,941 2,147
American Eagle Outfitters, Inc. .......... 18,678 251,032
America's Car-Mart, Inc.
(a)
............. 761 60,279
Arko Corp. ....................... 9,829 83,448
Asbury Automotive Group, Inc.
(a)
......... 2,669 560,490
BARK, Inc.
(a)
...................... 13,878 20,123
Bed Bath & Beyond, Inc.
(a)
............. 9,606 4,106
Big 5 Sporting Goods Corp.
(b)
........... 2,483 19,094
Boot Barn Holdings, Inc.
(a)
............. 3,539 271,229
Buckle, Inc. (The) .................. 3,672 131,054
Build-A-Bear Workshop, Inc. ........... 1,647 38,276
Caleres, Inc. ...................... 4,338 93,831
Camping World Holdings, Inc., Class A .... 4,776 99,675
CarParts.com, Inc.
(a)
................. 6,656 35,543
Cato Corp. (The), Class A ............. 2,154 19,041
Chico's FAS, Inc.
(a)
.................. 15,314 84,227
Children's Place, Inc. (The)
(a)
........... 1,627 65,487
Citi Trends, Inc.
(a)
................... 1,026 19,515
Conn's, Inc.
(a)
..................... 2,096 12,702
Container Store Group, Inc. (The)
(a)
....... 3,888 13,336
Designer Brands, Inc., Class A
(b)
......... 6,075 53,096
Destination XL Group, Inc.
(a)
........... 6,938 38,228
Duluth Holdings, Inc., Class B
(a)
......... 1,881 12,001
EVgo, Inc., Class A
(a)
................ 7,890 61,463
Express, Inc.
(a)
..................... 7,458 5,879
Foot Locker, Inc. ................... 9,828 390,073
Franchise Group, Inc.
(b)
............... 3,060 83,385
Genesco, Inc.
(a)
.................... 1,522 56,131
Group 1 Automotive, Inc. .............. 1,723 390,122
GrowGeneration Corp.
(a)
.............. 6,574 22,483
Guess?, Inc.
(b)
..................... 3,947 76,809
Haverty Furniture Cos., Inc.
(b)
........... 1,754 55,970
Hibbett, Inc. ...................... 1,492 87,998
JOANN, Inc.
(b)
..................... 1,370 2,178
Lands' End, Inc.
(a)
.................. 1,728 16,796
LL Flooring Holdings, Inc.
(a)
............ 4,015 15,257
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 1,909 4,543
MarineMax, Inc.
(a)
................... 2,482 71,358
Monro, Inc.
(b)
...................... 3,831 189,366
Murphy USA, Inc.
(b)
................. 2,440 629,642
National Vision Holdings, Inc.
(a)
......... 9,461 178,245
ODP Corp. (The)
(a)
.................. 4,919 221,257
OneWater Marine, Inc., Class A
(a)(b)
....... 1,285 35,941
Overstock.com, Inc.
(a)
................ 5,060 102,566
PetMed Express, Inc. ................ 2,618 42,516
RealReal, Inc. (The)
(a)(b)
............... 12,306 15,506
Rent the Runway, Inc., Class A
(a)(b)
....... 5,424 15,458
Revolve Group, Inc., Class A
(a)
.......... 5,089 133,841
RumbleON, Inc., Class B
(a)
............ 1,202 7,284
Sally Beauty Holdings, Inc.
(a)
........... 12,872 200,546
Shoe Carnival, Inc.
(b)
................ 2,259 57,943
Signet Jewelers Ltd.
(b)
................ 5,513 428,801
Sleep Number Corp.
(a)
............... 2,585 78,610
Sonic Automotive, Inc., Class A
(b)
........ 2,110 114,657
Sportsman's Warehouse Holdings, Inc.
(a)
... 4,397 37,287
Stitch Fix, Inc., Class A
(a)(b)
............. 9,565 48,877
Security
Shares
Shares Value
Specialty Retail (continued)
ThredUp, Inc., Class A
(a)
.............. 6,815 $ 17,242
Tile Shop Holdings, Inc.
(a)
............. 4,225 19,815
Tilly's, Inc., Class A
(a)
................ 3,026 23,330
Torrid Holdings, Inc.
(a)
................ 1,710 7,456
TravelCenters of America, Inc.
(a)
......... 1,501 129,837
Upbound Group, Inc. ................ 5,958 146,031
Urban Outfitters, Inc.
(a)
............... 7,655 212,197
Warby Parker, Inc., Class A
(a)(b)
.......... 10,229 108,325
Winmark Corp. .................... 331 106,062
Zumiez, Inc.
(a)
..................... 1,816 33,487
7,526,214
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc.
(a)
............... 4,143 132,493
CompoSecure, Inc., Class A
(a)
.......... 1,448 10,657
Corsair Gaming, Inc.
(a)
............... 4,964 91,089
Diebold Nixdorf, Inc.
(a)
................ 8,609 10,331
Eastman Kodak Co.
(a)(b)
............... 6,746 27,659
IonQ, Inc.
(a)(b)
...................... 13,795 84,839
Super Micro Computer, Inc.
(a)
........... 5,640 600,942
Turtle Beach Corp.
(a)
................. 1,876 18,798
Xerox Holdings Corp.
(b)
............... 13,799 212,505
1,189,313
Textiles, Apparel & Luxury Goods — 0.8%
Allbirds, Inc., Class A
(a)
............... 10,956 13,147
Crocs, Inc.
(a)
...................... 7,348 929,081
Ermenegildo Zegna NV
(b)
............. 7,526 102,655
Fossil Group, Inc.
(a)
................. 5,734 18,349
G-III Apparel Group Ltd.
(a)
............. 5,206 80,953
Kontoor Brands, Inc.
(b)
............... 6,718 325,084
Movado Group, Inc. ................. 1,997 57,454
Oxford Industries, Inc.
(b)
.............. 1,801 190,168
PLBY Group, Inc.
(a)(b)
................ 5,537 10,963
Rocky Brands, Inc.
(b)
................. 963 22,216
Steven Madden Ltd.
(b)
................ 9,262 333,432
Superior Group of Cos., Inc. ........... 1,397 10,994
Unifi, Inc.
(a)
....................... 2,022 16,520
Wolverine World Wide, Inc. ............ 9,344 159,315
2,270,331
Tobacco — 0.1%
22nd Century Group, Inc.
(a)(b)
........... 22,857 17,577
Turning Point Brands, Inc. ............. 1,769 37,149
Universal Corp.
(b)
................... 2,977 157,454
Vector Group Ltd. .................. 17,530 210,535
422,715
Trading Companies & Distributors — 1.7%
Alta Equipment Group, Inc., Class A ...... 2,841 45,030
Applied Industrial Technologies, Inc. ...... 4,666 663,179
Beacon Roofing Supply, Inc.
(a)
.......... 6,285 369,872
BlueLinx Holdings, Inc.
(a)
.............. 1,070 72,717
Boise Cascade Co. ................. 4,846 306,510
Custom Truck One Source, Inc.
(a)(b)
....... 7,030 47,734
Distribution Solutions Group, Inc.
(a)
....... 584 26,549
DXP Enterprises, Inc.
(a)
............... 1,768 47,595
GATX Corp.
(b)
..................... 4,262 468,905
Global Industrial Co. ................. 1,433 38,462
GMS, Inc.
(a)(b)
...................... 5,215 301,896
H&E Equipment Services, Inc. .......... 3,900 172,497
Herc Holdings, Inc. .................. 3,028 344,889
Hudson Technologies, Inc.
(a)(b)
.......... 5,008 43,720
Karat Packaging, Inc. ................ 507 6,758
McGrath RentCorp .................. 2,910 271,532
MRC Global, Inc.
(a)
.................. 10,027 97,462
NOW, Inc.
(a)
...................... 13,518 150,726

BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2023
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A ......... 5,013 $ 273,710
Rush Enterprises, Inc., Class B ......... 853 51,086
Textainer Group Holdings Ltd.
(b)
......... 5,374 172,559
Titan Machinery, Inc.
(a)
............... 2,427 73,902
Transcat, Inc.
(a)
.................... 862 77,054
Triton International Ltd. ............... 7,079 447,534
Veritiv Corp.
(b)
..................... 1,569 212,035
Xometry, Inc., Class A
(a)
.............. 4,055 60,703
4,844,616
Water Utilities — 0.5%
American States Water Co. ............ 4,474 397,694
Artesian Resources Corp., Class A ....... 1,071 59,290
California Water Service Group ......... 6,431 374,284
Global Water Resources, Inc. ........... 1,630 20,261
Middlesex Water Co. ................ 2,039 159,287
Pure Cycle Corp.
(a)
.................. 2,785 26,318
SJW Group
(b)
..................... 3,275 249,326
York Water Co. (The) ................ 1,683 75,230
1,361,690
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)
...................... 5,934 86,043
KORE Group Holdings, Inc.
(a)
........... 4,074 4,970
Shenandoah Telecommunications Co. ..... 5,764 109,631
Telephone and Data Systems, Inc. ....... 12,055 126,698
United States Cellular Corp.
(a)
.......... 1,868 38,724
366,066
Total Common Stocks — 99.1%
(Cost: $250,893,351) ............................. 280,189,842
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 1,703 $ 4,324
Oncternal Therapeutics, Inc., CVR ....... 105 107
4,431
Metals & Mining — 0.0%
PolyMet Mining Corp.(Expires 04/04/23, Strike
Price USD 2.11)
(a)
................ 3,229 9
Total Rights — 0.0%
(Cost: $4,324) ................................. 4,440
Total Long-Term Investments — 99.1%
(Cost: $250,897,675) ............................. 280,194,282
Short-Term Securities
Money Market Funds — 16.4%
(f)(g)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.70% ................... 2,374,844 2,374,844
SL Liquidity Series, LLC, Money Market Series,
5.01%
(h)
....................... 43,997,763 44,002,163
Total Short-Term Securities — 16.4%
(Cost: $46,383,531) .............................. 46,377,007
Total Investments — 115.5%
(Cost: $297,281,206 ) ............................. 326,571,289
Liabilities in Excess of Other Assets — (15.5)% ........... (43,808,070)
Net Assets — 100.0% ..............................
$ 282,763,219
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $63,955, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/23
Shares
Held at
03/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 3,541,118 $ — $ (1,166,274)
(a)
$ — $ — $ 2,374,844 2,374,844 $ 21,931 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 40,270,527 3,723,791
(a)
— 25,096 (17,251) 44,002,163 43,997,763 97,342
(b)
—
$ 25,096 $ (17,251) $ 46,377,007 $ 119,273 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 32 06/16/23 $ 2,902 $ 82,563
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 3,048,536 $ — $ — $ 3,048,536
Air Freight & Logistics .................................... 857,430 — — 857,430
Automobile Components .................................. 4,123,086 — — 4,123,086
Automobiles .......................................... 448,649 — — 448,649
Banks ............................................... 23,638,877 — — 23,638,877
Beverages ........................................... 1,701,840 — — 1,701,840
Biotechnology ......................................... 18,658,007 — — 18,658,007
Broadline Retail ........................................ 278,821 — — 278,821
Building Products ....................................... 4,085,768 — — 4,085,768
Capital Markets ........................................ 4,676,977 — — 4,676,977
Chemicals ............................................ 6,086,594 — — 6,086,594
Commercial Services & Supplies ............................. 4,248,839 — — 4,248,839
Communications Equipment ................................ 2,286,623 — — 2,286,623
Construction & Engineering ................................ 4,684,648 — — 4,684,648
Construction Materials .................................... 451,344 — — 451,344
Consumer Finance ...................................... 1,980,315 — — 1,980,315
Consumer Staples Distribution & Retail ........................ 1,669,289 — — 1,669,289
Containers & Packaging .................................. 984,402 — — 984,402
Distributors ........................................... 52,372 — — 52,372
Diversified Consumer Services .............................. 2,811,828 — — 2,811,828

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Diversified REITs ....................................... $ 1,709,288 $ — $ — $ 1,709,288
Diversified Telecommunication Services ........................ 2,073,938 — — 2,073,938
Electric Utilities ........................................ 2,192,964 — — 2,192,964
Electrical Equipment ..................................... 4,302,987 — — 4,302,987
Electronic Equipment, Instruments & Components ................. 7,219,387 — — 7,219,387
Energy Equipment & Services .............................. 5,723,298 — — 5,723,298
Entertainment ......................................... 1,053,560 — — 1,053,560
Financial Services ...................................... 5,206,097 — — 5,206,097
Food Products ......................................... 3,518,644 — — 3,518,644
Gas Utilities ........................................... 3,094,962 — — 3,094,962
Ground Transportation ................................... 1,893,269 — — 1,893,269
Health Care Equipment & Supplies ........................... 10,942,951 — — 10,942,951
Health Care Providers & Services ............................ 7,006,260 — — 7,006,260
Health Care REITs ...................................... 1,687,514 — — 1,687,514
Health Care Technology .................................. 1,512,372 — — 1,512,372
Hotel & Resort REITs .................................... 2,473,599 — — 2,473,599
Hotels, Restaurants & Leisure .............................. 7,718,006 — — 7,718,006
Household Durables ..................................... 5,391,417 — — 5,391,417
Household Products ..................................... 841,610 — — 841,610
Independent Power and Renewable Electricity Producers ............ 1,282,575 — — 1,282,575
Industrial Conglomerates .................................. 59,777 — — 59,777
Industrial REITs ........................................ 2,124,805 — — 2,124,805
Insurance ............................................ 6,033,284 — — 6,033,284
Interactive Media & Services ............................... 2,094,160 — — 2,094,160
IT Services ........................................... 1,341,140 — — 1,341,140
Leisure Products ....................................... 1,289,158 — — 1,289,158
Life Sciences Tools & Services .............................. 1,982,591 — — 1,982,591
Machinery ............................................ 11,253,128 — — 11,253,128
Marine Transportation .................................... 669,678 — — 669,678
Media ............................................... 2,110,928 — — 2,110,928
Metals & Mining ........................................ 5,046,057 — — 5,046,057
Mortgage Real Estate Investment Trusts (REITs) .................. 3,109,487 — — 3,109,487
Multi-Utilities .......................................... 1,372,127 — — 1,372,127
Office REITs .......................................... 1,246,975 — — 1,246,975
Oil, Gas & Consumable Fuels ............................... 12,422,562 — — 12,422,562
Paper & Forest Products .................................. 282,522 — — 282,522
Passenger Airlines ...................................... 888,319 — — 888,319
Personal Care Products .................................. 2,452,170 — — 2,452,170
Pharmaceuticals ....................................... 4,693,509 63,955 — 4,757,464
Professional Services .................................... 6,878,162 — — 6,878,162
Real Estate Management & Development ....................... 1,743,737 — — 1,743,737
Residential REITs ....................................... 1,273,757 — — 1,273,757
Retail REITs .......................................... 4,121,130 — — 4,121,130
Semiconductors & Semiconductor Equipment .................... 8,498,448 — — 8,498,448
Software ............................................. 14,282,408 — — 14,282,408
Specialized REITs ...................................... 1,255,980 — — 1,255,980
Specialty Retail ........................................ 7,526,214 — — 7,526,214
Technology Hardware, Storage & Peripherals .................... 1,189,313 — — 1,189,313
Textiles, Apparel & Luxury Goods ............................ 2,270,331 — — 2,270,331
Tobacco ............................................. 422,715 — — 422,715
Trading Companies & Distributors ............................ 4,844,616 — — 4,844,616
Water Utilities ......................................... 1,361,690 — — 1,361,690
Wireless Telecommunication Services ......................... 366,066 — — 366,066
Rights ................................................ 9 — 4,431 4,440
Short-Term Securities
Money Market Funds ...................................... 2,374,844 — — 2,374,844
$ 282,500,740 $ 63,955 $ 4,431 $ 282,569,126
Investments Valued at NAV
(a)
...................................... 44,002,163
$ —
$ 326,571,289
$ —
Fair Value Hierarchy as of Period End (continued)

BlackRock Small Cap Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2023
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets
Equity contracts ........................................... $ 82,563 $ — $ — $ 82,563
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)